    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 16, 1996

                                                       REGISTRATION NO. 33-41980
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES 9F

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                               SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.      LAURIE A. HESSLEIN       DOUGLAS LOWE, ESQ.
      P.O. BOX 9051          388 GREENWICH ST.    130 LIBERTY STREET--29TH
PRINCETON, NJ 08543-9051    NEW YORK, NY 10013              FLOOR
                                                     NEW YORK, NY 10006

   LEE B. SPENCER, JR.       ROBERT E. HOLLEY            COPIES TO:
   ONE NEW YORK PLAZA        1200 HARBOR BLVD.     PIERRE DE SAINT PHALLE,
   NEW YORK, NY 10292       WEEHAWKEN, NJ 07087             ESQ.
                                                    450 LEXINGTON AVENUE
                                                     NEW YORK, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on February 14, 1996.

Check box if it is proposed that this filing will become effective on October 25, 1996 pursuant to paragraph (b) of Rule 485. / x /

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                                                   DEFINED ASSET FUNDSSM
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MUNICIPAL INVESTMENT          This Defined Fund consists of fixed portfolios of
TRUST FUND                    long-term bonds issued by a single state and its
MULTISTATE SERIES 9F          local governments and authorities or by certain
(UNIT INVESTMENT              U.S. territories or possessions. Each Trust is
TRUSTS)                       formed to provide interest income which in the
------------------------------opinion of counsel is, with certain exceptions,
/ / DESIGNED FOR DOUBLE       exempt from Federal income taxes and from certain
      TAX-FREE INCOME         state and local taxes of the State for which the
/ / DEFINED PORTFOLIOS OF     Trust is named but may be subject to other state
      MUNICIPAL BONDS         and local taxes. There is no assurance that this
/ / MONTHLY INCOME            objective will be met because it is subject to the
ARIZONA INSURED TRUST         continuing ability of issuers of the bonds to meet
CALIFORNIA INSURED TRUST      their principal and interest requirements.
MINNESOTA TRUST               Furthermore, the market value of the bonds, and
NEW YORK INSURED TRUST        therefore the value of the Units, will fluctuate
PENNSYLVANIA INSURED TRUST    with changes in interest rates and other factors.
TENNESSEE TRUST               Certain Trusts may be insured. This insurance
                              guarantees the timely payment of principal and interest on but does not guarantee the market value of the bonds or the value of the Units.
                              Minimum Purchase: One Unit



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-323-1508.
PaineWebber Incorporated       PROSPECTUS PART A DATED OCTOBER 25, 1996.

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Def ined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $100 billion sponsored since over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. Each portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
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Defined Multistate Series
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Our defined portfolios of municipal bonds offer you a simple and convenient way to earn tax-free monthly income. And by purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in a fixed portfolio consisting primarily of municipal bonds issued by or on behalf of a single state and its local governments and authorities. Units may also be exempt from certain state and local taxes for residents of the State.

DIVERSIFICATION

Each Portfolio contains a number of different bond issues. Spreading your investment among different issuers reduces your risk, but does not eliminate it, especially since each Portfolio contains bonds of only one State. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolio will change over time. The information in this prospectus is as of July 31, 1996, the evaluation date.
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Defining Your Portfolio
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PROFESSIONAL SELECTION AND SUPERVISION

Each Portfolio contains a variety of bonds selected by experienced buyers. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.

MONTHLY FEDERALLY TAX-FREE INTEREST INCOME

Each Portfolio pays monthly income, even though the bonds generally pay interest semi-annually.

INSURANCE

The bonds included in certain Trusts may be insured. This insurance guarantees the timely payment of principal of and interest on the bonds, but does not guarantee the value of the bonds or the units. Insurance may not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in Part B).

BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to optional refunding or call provisions, we selected bonds with call protection. This call protection means that any bond in a Portfolio generally cannot be called for a number of years after the initial date of deposit (which was August 22, 1991) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond counsel, income from the bonds held by this Fund is generally 100% exempt under existing laws from regular federal income tax and certain state and local personal income taxes for residents of a particular State. Any gain on a disposition of the underlying bonds or units will be subject to tax.
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Defining Your Investment
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PUBLIC OFFERING PRICE

The Public Offering Price as of the evaluation date, is based on the aggregate bid side value of the underlying bonds in the Portfolio, divided by the number of units outstanding, plus a sales charge. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Most or all of the bonds in that portfolio, however, will not be insured or exempt from state and local taxes. Reinvesting helps to compound your income free of federal income taxes.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in each Trust will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price is based on the then current net asset value of the Portfolio (based on the lower bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. There is no fee for redeeming or selling your units.
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Defining Your Risks
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RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and any insurance companies backing certain of the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective.

In addition, each Portfolio has fewer bond issues than a national fund, and is concentrated in bonds of issuers located in only one State. There may be additional risk from decreased diversification as well as from factors particular to that State.

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                         Defined Arizona Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Arizona bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 18%
/ / Industrial Development Revenue                     34%
/ / Municipal Water/Sewer Utilities                    10%
/ / Refunded Bonds                                     21%
/ / State/Local Municipal Electric
  Utilities                                            17%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


Financial Guaranty Insurance Company                    28%
MBIA Insurance Corporation                              72%


RISK FACTORS

The Portfolio is concentrated in Industrial Development Revenue bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Arizona issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Arizona, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 83% of the bonds were valued at a premium over par and 17% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE
The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 81% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.25
Annual Income per unit:                                  $   63.05


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,065.55

The Public Offering Price as of July 31, 1996, the evaluation date, is based on the aggregate bid side value of the bonds ($2,859,353), divided by the number of units outstanding (2,774), plus a sales charge of 3.26% of the Public Offering Price (3.374% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,030.77 ($34.78 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.69
Portfolio Supervision and Bookkeeping Fees           $     0.39
Evaluator's Fee                                      $     0.21
Other Operating Expenses                             $     0.70
                                                   --------------
TOTAL                                                $     1.99

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                            Arizona Taxes and Risks
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ARIZONA RISK FACTORS

     The economy of the State of Arizona has historically been subject to the boom and bust cycles associated primarily with the real estate and construction industries. The State's economy also has historically been somewhat dependent on the tourism industry and is sensitive to trends in that sector. Other factors affecting Arizona's economy include, without limitation, the effects of the savings and loan crisis, employment patterns of major employers within the State, continuing consolidation and change in the healthcare market, and migration into the State at a rate which causes Arizona's population growth to exceed the national average.

     Most or all of the Debt Obligations of the Arizona Trust are not obligations of the State of Arizona and are not supported by the State's taxing powers. The particular source of payment and security for each of the Debt Obligations is detailed in the instruments themselves and in related offering materials. There can be no assurances, however, with respect to whether the market value or marketability of any of the Debt Obligations issued by an entity other than the State of Arizona will be affected by the financial or other condition of the State or of any entity located within the State. In addition, the State of Arizona, as well as counties, municipalities, political subdivisions and other public authorities of the state, are subject to limitations imposed by Arizona's constitution with respect to ad valorem taxation, bond indebtedness and other matters. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

     Arizona's utilities are subject to regulation by the Arizona Corporation Commission. This regulation extends to, among other things, the issuance of certain debt obligations by regulated utilities and periodic rate increases needed by utilities to cover operating costs and debt service. The inability of any regulated public utility to secure necessary rate increases could adversely affect the utility's ability to pay debt service. The Salt River Project Agricultural Improvement and Power District ('SRP'), an agricultural improvement district organized under state law, is not subject to regulation by the Arizona Corporation Commission. Instead, SRP's board of directors has the exclusive authority to establish rates for electricity sold by it.

     In July 1994, the Supreme Court of Arizona held that formulas for funding public shools in Arizona cause 'gross disparities' among school districts and therefore violate the Arizona Constitution. It remains unclear what effect the judgment will have on state finances or school district budgets.

ARIZONA TAXES

     In the opinion of Osborn Maledon. P.A., Phoenix, Arizona, special counsel on Arizona tax matters, under existing Arizona law:

       Under the income tax laws of the State of Arizona, the Arizona Trust is not an association taxable as a corporation; the income of the Arizona Trust will be treated as the income of Holders of Units of the Arizona Trust and be deemed to be received by them when received by the Arizona Trust. Interest on Debt Obligations in the Arizona Trust which is exempt from Arizona income tax when received by the Arizona Trust will retain its status as tax exempt interest for Arizona income tax purposes to the Holders of Units of the Arizona Trust.

       For purposes of the Arizona income tax laws, each Holder of Units of the Arizona Trust will be considered to have received his pro rata share of interest on each Debt Obligation in the Arizona Trust when it is received by the Arizona Trust, and each Holder will have a taxable event when the Arizona Trust disposes of a Debt Obligation (whether by sale, exchange, redemption or payment at maturity) or when the Holder redeems or sells his Unit to the extent the transaction constitutes a taxable event for Federal income tax purposes. A Holder's tax cost (or basis) for his pro rata portion of a Debt Obligation will be established and allocated for purposes of the Arizona income tax laws in the same manner as such cost is established and allocated for Federal income tax purposes, except if the Debt Obligation carries bond premium or original issue discount, in which case it is unclear whether the Federal and Arizona tax costs are equivalent.

       Because Arizona income tax is based upon Federal income tax law, the foregoing opinions concerning Arizona income tax are based upon the opinion of Davis Polk & Wardwell concerning Federal income tax aspects of the Arizona Trust.

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                        Defined California Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 10 California bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 31%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                17%
/ / Miscellaneous                                      12%
/ / Refunded Bonds                                     40%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             8%
Financial Guaranty Insurance Company                    62%
Financial Security Assurance Inc.                       13%
MBIA Insurance Corporation                              17%


RISK FACTORS

The Portfolio is concentrated in General Obligations and Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of California issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to California, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 100% of the bonds were valued at a premium over par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 62% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.46
Annual Income per unit:                                  $   65.58


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,085.94

The Public Offering Price as of July 31, 1996, the evaluation date, is based on the aggregate bid side value of the bonds ($6,235,209), divided by the number of units outstanding (5,892), plus a sales charge of 2.55% of the Public Offering Price (2.617% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,058.25 ($27.69 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.39
Evaluator's Fee                                      $    0.10
Other Operating Expenses                             $    0.33
                                                  ---------------
TOTAL                                                $    1.51

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                           California Taxes and Risks
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CALIFORNIA RISK FACTORS

     From the latter years of the 1980s through fiscal year 1992-1993, California weathered a turbulent period of repeated budgetary imbalance. Even as rapid population growth escalated the demand for government services, an economic recession ravaged the State's revenue base and drove expenditures above budget appropriations.

     Bolstered by strengthening revenues, reduced caseload growth and an improving economy, the State has begun to experience some relief from the serious budgetary pressures that characterized a significant portion of the decade. Reflecting the belief shared by many analysts that the California economy would remain strong, the 1996-1997 Budget Act allocated a State budget of some $63 billion. In the context of optimistic revenue projections released by the Department of Finance, the Budget Act granted a $230 million tax cut to corporations while simultaneously providing an increase in funding for education and prisons. However, only a relatively modest amount, $287 million, was allocated to the reserve fund available for emergencies such as earthquakes.

     Nonetheless, the State's budgetary fortunes continue to be subject to unforeseeable events. In December, 1994, for example, Orange County, California and its Investment Pool filed for bankruptcy. A plan of adjustment has been approved by the court and became effective under which all non-municipal creditors are to be paid in full. However, the ultimate financial impact on the County and the State cannot be predicted with any certainty. In addition, constant fluctuations in other factors affecting the State -- including health and welfare caseloads, property tax receipts, federal funding and extraordinary expenditures related to natural disasters -- will undoubtedly create new budget challenges.

     Furthermore, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects on the California economy. Among these are measures that have established tax, spending or appropriations limits and prohibited the imposition of certain new taxes, authorized the transfers of tax liabilities and reallocations of tax receipts among governmental entities and provided for minimum levels of funding.

     Finally, certain bonds in the Trust may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

     General obligation bonds of the State of California are currently rated A1 by Moody's and A+ by Standard & Poor's.

CALIFORNIA TAXES

     In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters, under existing California law:

     The Trust is neither a business trust nor an association taxable as a corporation for California tax purposes. Each holder will be considered the owner of a pro rata portion of the Trust Fund and will be deemed to receive his pro rata portion of the income therefrom. To the extent interest on the Debt Obligations is exempt from California personal income taxes, said interest is similarly exempt from California personal income taxes in the hands of the holders, except to the extent such holders are banks or corporations subject to the California franchise tax. Holders will be subject to California income tax on any gain on the disposition of all or part of his pro rata portion of a Debt Obligation in the Trust Fund. A holder will be considered to have disposed of all or part of his pro rata portion of each Debt Obligation when he sells or redeems all or some of his Units. A holder will also be considered to have disposed of all or part of his pro rata portion of a Debt Obligation when all or part of the Debt Obligation is sold by the Trust Fund or is redeemed or paid at maturity. The Debt Obligations and the Units are not taxable under the California personal property tax law.

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                            Defined Minnesota Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 8 Minnesota bonds and
Puerto Rico bond.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 13%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                8%
/ / Refunded Bonds                                     41%
/ / State/Local Municipal Electric
  Utilities                                            38%


INSURANCE

Approximately 3% of the bonds included in the Portfolio are insured.

RISK FACTORS

The Portfolio is concentrated in State/Local Municipal Electric Utility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. The Portfolio is also concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Minnesota issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Minnesota, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 79% of the bonds were valued at a premium over par and 21% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE
The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 92% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.17
Annual Income per unit:                                  $   62.08


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,067.37

The Public Offering Price as of July 31, 1996, the evaluation date, is based on the aggregate bid side value of the bonds ($3,003,061), divided by the number of units outstanding (2,916), plus a sales charge of 3.51% of the Public Offering Price (3.643% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,029.86 ($37.51 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Portfolio Supervision and Bookkeeping Fees           $    0.39
Evaluator's Fee                                      $    0.20
Other Operating Expenses                             $    0.65
                                                  ---------------
TOTAL                                                $    1.94

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                           Minnesota Taxes and Risks
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MINNESOTA RISK FACTORS

     The State of Minnesota and other governmental units and agencies, school systems and entities dependent on government appropriations or economic activity in Minnesota have, in recent years, suffered cash deficiencies and budgetary difficulties due to changing economic conditions. Unfavorable economic trends, such as a decline in economic activity or recession, and other factors could adversely affect the Debt Obligations and the value of the Portfolio.

     Because the State is consitutionally required to maintain a balanced budget, the Governor and legislature have frequently found it necessary to take action to bring the revenues and expenditures of the State back into balance. Recent forecasts by the Minnesota Department of Finance have voiced concern regarding the sustainability of economic growth and its favorable impact on State revenues and expenditures and have reiterated warnings regarding the potential negative impact of pending reductions in the federal budget and programs benefitting the State. Concerns have also been raised regarding the cost of debt service and the capacity of the State to authorize additional major bonding.

     The outcome of litigation involving the State could also have an impact on its budget.

     General obligation bonds of the State are currently rated AA+ by Standard & Poor's, Aaa by Moody's and AAA by Fitch.

MINNESOTA TAXES

     In the opinion of Doherty, Rumble & Butler Professional Association, Minneapolis, Minnesota, special counsel on Minnesota tax matters, under existing Minnesota law:

       The Minnesota Trust is not an association taxable as a corporation for Minnesota income tax purposes. Minnesota imposes its income tax on the taxable net income of individuals, estates and trusts resident in Minnesota and on certain nonresident taxpayers having activities or contacts within Minnesota. Taxable net income is the portion of a taxpayer's Federal taxable income (subject to certain variations and determined pursuant to the Internal Revenue Code as amended through March 22, 1996) which is properly allocable to Minnesota. Exclusion from 'taxable net income' for Minnesota income tax purposes for individuals, trusts and estates of interest on most obligations of the State of Minnesota, its political and governmental subdivisions, municipalities, and governmental agencies and instrumentalities depends on the availability of a Federal exclusion.

       Each Holder of Units in the Minnesota Trust which is an individual, trust or estate resident in Minnesota will be treated as the owner of a proportionate, undivided interest in the Minnesota Trust, and the income of the Minnesota Trust will be treated as the income of such Holders for Minnesota income tax purposes. Accordingly, interest on Debt Obligations held by the Minnesota Trust which would be exempt from Federal and Minnesota income taxation when paid directly to an individual, trust or estate will be exempt from Minnesota income taxation with respect to such Holders when received by the Minnesota Trust and distributions of the proceeds of interest received by the Minnesota Trust on such Debt Obligations will not be a taxable event under Minnesota law.

       Holders of Units of the Minnesota Trust which are individuals, trusts or estates resident in Minnesota will be required to recognize any taxable gain or loss realized on the disposition of a Debt Obligation by the Minnesota Trust (whether by sale, exchange, redemption or payment at maturity) or upon the disposition by the Holder of Units.

       Taxable income for corporations under Minnesota law is computed on the basis of Federal law with certain modifications. Interest on bonds issued by the State of Minnesota and its subdivisions, municipalities, agencies and instrumentalities is generally not exempt from Minnesota taxes measured by corporate income. Accordingly, no opinion is given with respect to the Minnesota tax effects of an investment in the Minnesota Trust by corporations.

       The Units of the Minnesota Trust and any of the Debt Obligations held in the Minnesota Trust are not subject to any property taxes imposed by Minnesota or its state and local subdivisions. The Units of the Minnesota Trust, however, will be subject to the Minnesota estate tax if held by an individual who is domiciled in Minnesota at death. Investors should consult with their own personal tax advisors concerning any potential Minnesota estate tax liability.

--------------------------------------------------------------------------------
                         Defined New York Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 10 New York bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            2%
/ / General Obligation                                 10%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                11%
/ / Refunded Bonds                                     30%
/ / Special Tax                                        12%
/ / Transit/Transportation                             8%
/ / Universities/Colleges                              17%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             21%
Financial Guaranty Insurance Company                    15%
Financial Security Assurance Inc.                       17%
MBIA Insurance Corporation                              47%


RISK FACTORS

The Portfolio is concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of New York issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New York, which are briefly described on the following page.
PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 90% of the bonds were valued at a premium over par and 10% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 86% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.47
Annual Income per unit:                                  $   65.68


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,089.30

The Public Offering Price as of July 31, 1996, the evaluation date, is based on the aggregate bid side value of the bonds ($12,984,131), divided by the number of units outstanding (12,333), plus a sales charge of 3.35% of the Public Offering Price (3.467% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,052.80 ($36.50 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.36
Evaluator's Fee                                      $    0.05
Other Operating Expenses                             $    0.22
                                                  ---------------
TOTAL                                                $    1.32

--------------------------------------------------------------------------------
                            New York Taxes and Risks
--------------------------------------------------------------------------------

NEW YORK RISK FACTORS

     The State of New York and several of its public authorities and municipalities including, in particular, New York City, continue to face financial difficulties. For many years, the State accumulated deficits by extraordinary borrowing, which have been paid off by the issuance of long-term bonds under legislation limiting future borrowing for deficits. The State's accumulated deficit is about $7.5 billion. For the 1996 fiscal year (ended March
31), to address a $5 billion projected budget gap, the State budget included nearly $1 billion of non-recurring measures; a $445 million surplus was realized. To address a $3.9 billion projected gap, the current year's budget (adopted more than three months after the beginning of the fiscal year) includes $1.3 billion of non-recurring measures. Moody's sharply criticized this budget, concluding that it fails to solve the problem of recurring deficits and is likely to cause extensive delays in adoption of future budgets. State general obligation debt is rated A-by Standard & Poor's and A by Moody's; at March 31, 1996, approximately $5.0 billion face amount was outstanding. 18 State authorities had an aggregate of $73.5 billion of debt outstanding at September 30, 1995, of which approximately $25.7 billion was State supported. Total State-related debt at March 31, 1996 was approximately $38.3 billion.

     New York City implemented nearly $3.5 billion of gap-closing measures for the 1995 fiscal year. The City finished its 1996 fiscal year with a small surplus, after adopting measures to eliminate a projected $3.1 billion budget gap. In June, the City adopted a budget to close a projected $2.7 billion budget gap for the 1997 fiscal year (that began July 1, 1996); in August, the Mayor directed City agencies to plan for $500 million in further spending reductions. One fiscal monitor commented that, in spite of massive gap-closing efforts in the last few years, City finances continue to deteriorate. Budget revisions rely heavily on questionable assumptions and non-recurring measures ($2 billion, $1.2 billion and $1.5 billion, respectively, in the 1995-97 fiscal years), and spending is projected to increase faster than revenue for the next three years, leaving City-projected future budget gaps of $1.7 billion, $2.7 billion and $3.4 billion, respectively; fiscal monitors have higher estimates. By fiscal 1998, the City is scheduled to reach its constitutional limit on debt issuance, and debt service will require 18.5% of projected tax revenues. Yet the Mayor proposed borrowing an additional $1.4 billion over the next four years for school repairs. Courts struck down a Mayoral proposal to sell the City Water System without the City Comptroller's approval, which would have reduced City debt by $1.3 billion and made $800 million available for other purposes. The Mayor also proposes creation of an Infrastructure Financing Authority to sell revenue bonds secured by City personal income tax revenues to avoid being foreclosed from issuance of additional debt. This proposal will need approval by the City Council and the State Legislature. New York City bonds are rated BBB+ by Standard & Poor's and Baa1 by Moody's. At June 30, 1996, approximately $25.1 billion of New York City bonds (excluding City debt held by The Municipal Assistance Corporation for the City of New York (MAC)) and approximately $4.1 billion of MAC bonds and $1.2 billion of public benefit corporation debt were outstanding. Other localities in the State had an aggregate of approximately $17.7 billion of indebtedness outstanding in 1994, of which $83 million was to finance budget deficits.

     For decades, the State's economy has grown more slowly than that of the rest of the nation as a whole. This low growth rate has been attributed, in part, to the combined State and New York City tax burden which is among the highest in the U.S. Because their tax structures are particularly sensitive to economic cycles, both the State and New York City are prone to substantial budget gaps during periods of economic weakness. Each has suffered a decline in population and in manufacturing jobs over many years, and has become particularly dependent on the financial services industry. Unemployment rates, especially in New York City, have been above the national average for several years.

     Both the State and New York City suffer from long-term structural imbalances between revenues and expenditures, which historically have been narrowed through extensive use of non-recurring measures such as bond refinancings, depletion of reserves, sales of assets, cost-cuts and layoffs. Except for property taxes, changes in New York City revenue measures require State approval. The City is also particularly subject to unanticipated increases in labor costs, resulting primarily from expiring union contracts and overtime expense. Both the State and New York City also face substantial replacement costs for infrastructure (such as roads, bridges and other public facilities) which has suffered from reduced maintenance expenditures during various economic declines.

     Various municipalities and State and local authorities in New York (particularly, the Metropolitan Transportation Authority) are dependent to varying degrees on State and federal aid, and could be adversely affected by the State's and federal government's actions to balance their budgets. Because the State constitution has broader requirements, limits on benefits under new welfare reform legislation were estimated to add up to $720 million annually of new costs to the City by 2002. The State is expected to receive $1.3 billion less in Federal welfare and Medicaid grants in the first year. The State's dependence on federal aid and sensitivity to economic cycles, as well as high levels of taxes and unemployment, may continue to make it difficult to balance State and local budgets in the future.

NEW YORK TAXES

        In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing New York law:

        Under the income tax laws of the State and City of New York, the Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the investors in the same manner as for federal income tax purposes. Accordingly, each investor will be considered to have received the interest on his pro rata portion of each Bond when interest on the Bond is received by the Trust. In the opinion of bond counsel delivered on the date of issuance of the Bonds, such interest will be exempt from New York State and City personal income taxes except where such interest is subject to federal income taxes (see Taxes). A noncorporate investor in Units of the Trust who is a New York State (and City) resident will be subject to New York State (and City) personal income taxes on any gain recognized when he disposes of all or part of his pro rata portion of a Bond. A noncorporate investor who is not a New York State resident will not be subject to New York State or City personal income taxes on any such gain unless such Units are attributable to a business, trade, profession or occupation carried on in New York. A New York State (and City) resident should determine his tax basis for his pro rata portion of each Bond for New York State (and City) income tax purposes in the same manner as for federal income tax purposes. Interest income on, as well as any gain recognized on the disposition of, an investor's pro rata portion of the Bonds is generally not excludable from income in computing New York State and City corporate franchise taxes.

--------------------------------------------------------------------------------
                       Defined Pennsylvania Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 10 Pennsylvania bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            5%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                12%
/ / Industrial Development Revenue                     14%
/ / Lease Rental Appropriation                         13%
/ / Refunded Bonds                                     56%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             12%
Financial Security Assurance of Maryland Inc.           1%
Financial Guaranty Insurance Company                    53%
MBIA Insurance Corporation                              34%


RISK FACTORS

The Portfolio is concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Pennsylvania issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Pennsylvania, which are briefly described on the following page.
PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 98% of the bonds were valued at a premium over par and 2% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 82% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.43
Annual Income per unit:                                  $   65.16


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,119.64

The Public Offering Price as of July 31, 1996, the evaluation date, is based on the aggregate bid side value of the bonds ($4,969,332), divided by the number of units outstanding (4,619), plus a sales charge of 3.91% of the Public Offering Price (4.071% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,075.85 ($43.79 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.39
Evaluator's Fee                                      $    0.12
Other Operating Expenses                             $    0.43
                                                  ---------------
TOTAL                                                $    1.63

--------------------------------------------------------------------------------
                          Pennsylvania Taxes and Risks
--------------------------------------------------------------------------------

PENNSYLVANIA RISK FACTORS

     The Commonwealth of Pennsylvania and certain of its municipal subdivisions, including the City of Philadelphia, have undergone the financial difficulties and pressures that accompany a decline in economic conditions. As the heavy industries historically associated with Pennsylvania -- e.g., coal, steel and railroad -- have declined with increasing competition from foreign producers, the services sector, including trade, medical and health services, education and financial institutions, has provided major new sources of growth. Agriculture and related industries continue to be an important part of Pennsylvania's economy.

     Both the Commonwealth of Pennsylvania and the City of Philadelphia have historically experienced significant revenue shortfalls. On the other hand, rising demands on state programs, particularly for medical assistance and cash assistance programs, and the increased cost of special education programs and correction facilities and programs, have contributed to increased expenditures. In response, the Commonwealth and the City of Philadelphia have, in recent years, sought to balance budgets with a combination of tax increases and expenditure restraints.

     To deal with its budget deficits, Philadelphia has considered significant service cuts and a plan to privatize certain city-provided services. In addition, in 1991 the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ('PICA'), with authority to issue notes and bonds on behalf of Philadelphia to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. PICA has issued approximately $1.4 billion of Special Revenue Bonds on behalf of the City. However, its power to issue bonds for the most purposes expired on December 31, 1994 and its power to issue bonds to finance a cash flow deficit will expire on December 31, 1996. PICA's authority to refund existing debt will not expire.

     Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA-by Standard & Poor's and A1 by Moody's, while Philadelphia's general obligation bonds are rated BBB-and Baa by Standard & Poor's and Moody's, respectively.

PENNSYLVANIA TAXES

     The following summarizes the opinion of Drinker Biddle & Reath, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters, under existing law:

     1. The Fund will be recognized as a trust and will not be taxable as a corporation for Pennsylvania state and local tax purposes.

     2. Units of the Fund are not subject to the County Personal Property Tax presently in effect in Pennsylvania to the extent of that proportion of the Fund represented by bonds issued by the Commonwealth of Pennsylvania, its agencies and instrumentalities, or by any county, city, borough, town, township, school district, municipality or local housing or parking authority in the Commonwealth of Pennsylvania ('Pennsylvania Obligations'). Fund Units may be taxable under the Pennsylvania inheritance and estate taxes.

     3. Distributions to investors in the Fund attributable to interest from Pennsylvania Obligations are not taxable under the Pennsylvania Personal Income Tax or under the Corporate Net Income Tax imposed on corporations by Article IV of the Pennsylvania Tax Reform Code, nor are such distributions taxable under the Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals.

     4. Although there is no published authority on the subject, counsel is of the opinion that any insurance proceeds paid in lieu of interest on defaulted tax-exempt bonds will be exempt from the Pennsylvania Personal Income Tax either as payment in lieu of tax-exempt interest or as payments of insurance proceeds which are not included in any of the classes of income specified as taxable under the Pennsylvania Personal Income Tax Law. Further, because such insurance proceeds are excluded from the Federal income tax base, such proceeds will not bee subject to the Pennsylvania Corporate Net Income Tax. Proceeds from insurance policies are expressly excluded from the Philadelphia School District Investment Income Tax and, accordingly, insurance proceeds paid to replace defaulted payments under any bonds will not be subject to that tax.

     5. Distributions to investors in the Fund attributable to gain on the disposition by the Fund of Pennsylvania Obligations (whether by sale, redemption or payment at maturity) will be taxable under the Pennsylvania Personal Income Tax, the Pennsylvania Corporate Income Tax, and, unless the obligation has been held for more than six months, the Philadelphia School District Investment Income Tax. Distributions attributable to gain on the disposition of any obligation held more than six months will not be subject to the Philadelphia School District Investment Income Tax.

     6. To the extent the value of Units is represented by obligations of the Commonwealth of Puerto Rico or obligations of the territory of Guam, such value will not be subject to the Pennsylvania County Personal Property Tax to the extent required by Federal statutes. Distributions to investors in the Fund attributable to interest on such obligations is not taxable under any of the Pennsylvania State and local income taxes referred to above. Distributions to investors in the Fund attributable to gain on the disposition of such obligations will be taxable under the Pennsylvania State and local income taxes referred to above, except that gain on any obligation held for more than six months is not subject to the Philadelphia School District Investment Income Tax.

     7. Gain on the disposition of a Unit will be taxable under the Pennsylvania Personal Income Tax, the Pennsylvania Corporate Income Tax, and, unless the Unit has been held for more than six months, the Philadelphia School District Investment Income tax. Gain on the disposition of a Unit held more than six monthls will not be subject to the Philadelphia School District Investment Income Tax.

--------------------------------------------------------------------------------
                            Defined Tennessee Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 8 Tennessee bonds and 1 Puerto Rico bond.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 18%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                6%
/ / Refunded Bonds                                     65%
/ / State/Local Municipal Electric
  Utilities                                            11%


INSURANCE

Approximately 64% of the bonds included in the Portfolio are insured.

RISK FACTORS

The Portfolio is concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Tennessee issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Tennessee, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 89% of the bonds were valued at a premium over par and 11% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE
The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 90% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.36
Annual Income per unit:                                  $   64.39


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,096.23

The Public Offering Price as of July 31, 1996, the evaluation date, is based on the aggregate bid side value of the bonds ($2,992,165), divided by the number of units outstanding (2,804), plus a sales charge of 2.66% of the Public Offering Price (2.729% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,067.11 ($29.12 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Portfolio Supervision and Bookkeeping Fees           $    0.39
Evaluator's Fee                                      $    0.20
Other Operating Expenses                             $    0.60
                                                  ---------------
TOTAL                                                $    1.89

--------------------------------------------------------------------------------
                           Tennessee Taxes and Risks
--------------------------------------------------------------------------------

TENNESSEE RISK FACTORS

     The financial condition of the State of Tennessee is affected by various national and state economic and social policies and conditions. Tennessee's favorable geographic position in the southeastern United States has helped to attract a variety of industries as well as new residents to the State. Accordingly, the State enjoys a relatively broad-based economy, with consistently proportionate shares of non-agricultural employment divided amongst the manufacturing, wholesale/retail, service and government sectors. Agricultural employment, though it remains significant for the State's economic vitality, has become less significant a factor over the last three decades. Although the State's economy has fared relatively well in recent years, the State Constitution, as well as various statutory and governmental policy decisions, may create certain limitations on the ability of issuers of Tennessee Bonds to satisfy their obligations under such Bonds.

     General obligation bonds of the State currently are rated Aaa by Moody's Investor Service and AA+ by Standard & Poor's.

TENNESSEE TAXES

     In the opinion of Hunton & Williams, Knoxville, Tennessee, special counsel on Tennessee tax matters, under existing Tennessee law and assuming that (i) the Tennessee Trust is a grantor trust under the grantor trust rules of Section 671-677 of the Internal Revenue Code and (ii) not less than 75% of the value of the investments of the Tennessee Trust are in any combination of bonds of the United States; State of Tennessee; or any county or any municipality or political subdivision of the State, including any agency, board, authority or commission of the State or its subdivisions:

       1. The Tennessee Trust will not be subject to the Tennessee individual income tax, also known as the Hall Income Tax; the Tennessee corporate income tax, also known as the Tennessee Excise Tax; or the Tennessee Franchise Tax.

       2. Tennessee Code Annotated

       Section 67-2-104(q) specifically exempts from the Hall Income Tax distributions from the Tennessee Trust to Holders of Units to the extent such distributions represent interest on bonds or securities of the United States government or any agency or instrumentality thereof or on bonds of the State of Tennessee, or any county, municipality or political subdivision thereof, including any agency, board, authority or commission. The Tennessee Department of Revenue has taken the administrative position that distributions attributable to interest on obligations issued by Puerto Rico and Guam are exempt from the Hall Income Tax.

       3. The Tennessee Trust will not be subject to any intangible personal property tax in Tennessee on any Debt Obligation in the Tennessee Trust. The Units of the Tennessee Trust also will not be subject to any intangible personal property tax in Tennessee but may be subject to Tennessee estate and inheritance taxes.

       Holders of Units should consult their own tax advisor as to the tax consequences to them of an investment in and distributions from the Tennessee Trust.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR ARIZONA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1996*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------
$      0- 24,000  $      0- 40,100  17.98     4.88   5.49     6.10   6.71     7.31   7.92     8.53   9.14     9.75
                  $ 40,100- 96,900  31.02     5.80   6.52     7.25   7.97     8.70   9.42    10.15  10.87    11.60
$ 24,000- 58,150                    31.74     5.86   6.59     7.33   8.06     8.79   9.52    10.26  10.99    11.72
$ 58,150-121,300  $ 96,900-147,700  34.59     6.12   6.88     7.64   8.41     9.17   9.94    10.70  11.47    12.23
                  $147,700-263,750  39.33     6.59   7.42     8.24   9.07     9.89  10.71    11.54  12.36    13.19
$121,300-263,750                    39.58     6.62   7.45     8.28   9.10     9.93  10.76    11.59  12.41    13.24
OVER $263,750        OVER $263,750  42.98     7.02   7.89     8.77   9.65    10.52  11.40    12.28  13.15    14.03


                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1996*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


-----------------------------------------------------------------------------
$      0- 24,000  $      0- 40,100  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 24,000- 58,150  $ 40,100- 96,900  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 58,150-121,300  $ 96,900-147,700  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$121,300-263,750  $147,700-263,750  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $263,750        OVER $263,750  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60


                            FOR MINNESOTA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  21.80     5.12   5.75     6.39   7.03     7.67   8.31     8.95   9.59    10.23
$ 23,350- 56,550  $ 39,000- 94,250  34.12     6.07   6.83     7.59   8.35     9.11   9.87    10.63  11.38    12.14
$ 56,550-117,950  $ 94,250-143,600  36.87     6.34   7.13     7.92   8.71     9.50  10.30    11.09  11.88    12.67
$117,950-256,500  $143,600-256,500  41.44     6.83   7.68     8.54   9.39    10.25  11.10    11.95  12.81    13.66
OVER $256,500        OVER $256,500  44.73     7.24   8.14     9.05   9.95    10.86  11.76    12.67  13.57    14.48


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1996 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1996*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------
$      0- 24,000  $      0- 40,100  24.22     5.28   5.94     6.60   7.26     7.92   8.58     9.24   9.90    10.56
$ 24,000- 58,150  $ 40,100- 96,900  35.82     6.23   7.01     7.79   8.57     9.35  10.13    10.91  11.69    12.46
$ 58,150-121,300  $ 96,900-147,700  38.53     6.51   7.32     8.13   8.95     9.76  10.57    11.39  12.20    13.01
$121,300-263,750  $147,700-263,750  42.98     7.02   7.89     8.77   9.65    10.52  11.40    12.28  13.15    14.03
OVER $263,750        OVER $263,750  46.19     7.43   8.36     9.29  10.22    11.15  12.08    13.01  13.94    14.87


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1996*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------
$      0- 24,000  $      0- 40,100  20.95     5.06   5.69     6.33   6.96     7.59   8.22     8.86   9.49    10.12
$ 24,000- 58,150  $ 40,100- 96,900  33.04     5.97   6.72     7.47   8.21     8.96   9.71    10.45  11.20    11.95
$ 58,150-121,300  $ 96,900-147,700  35.83     6.23   7.01     7.79   8.57     9.35  10.13    10.91  11.69    12.47
$121,300-263,750  $147,700-263,750  40.48     6.72   7.56     8.40   9.24    10.08  10.92    11.76  12.60    13.44
OVER $263,750        OVER $263,750  43.83     7.12   8.01     8.90   9.79    10.68  11.57    12.46  13.35    14.24


                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE                                TAX-FREE YIELD
TAXABLE INCOME 1996*              TAX RATE                                       OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------
$      0- 24,000  $      0- 40,100  17.38     4.84   5.45     6.05   6.66     7.26   7.87     8.47   9.08     9.68
$ 24,000- 58,150  $ 40,100- 96,900  30.02     5.72   6.43     7.14   7.86     8.57   9.29    10.00  10.72    11.43
$ 58,150-121,300  $ 96,900-147,700  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$121,300-263,750  $147,700-263,750  37.79     6.43   7.23     8.04   8.84     9.65  10.45    11.25  12.06    12.86
OVER $263,750        OVER $263,750  41.29     6.81   7.66     8.52   9.37    10.22  11.07    11.92  12.77    13.63


                            FOR TENNESSEE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1996*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 23,350- 56,550  $ 39,000- 94,250  32.32     5.91   6.65     7.39   8.13     8.87   9.60    10.34  11.08    11.82
$ 56,550-117,950  $ 94,250-143,600  35.14     6.17   6.94     7.71   8.48     9.25  10.02    10.79  11.56    12.33
$117,950-256,500  $143,600-256,500  39.84     6.65   7.48     8.31   9.14     9.97  10.80    11.64  12.47    13.30
OVER $256,500        OVER $256,500  43.22     7.05   7.93     8.81   9.69    10.57  11.45    12.33  13.21    14.09


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1996 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

          DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 9F (ARIZONA, CALIFORNIA, MINNESOTA,
          NEW YORK, PENNSYLVANIA AND TENNESSEE TRUSTS)

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 9F (Arizona, California, Minnesota, New York, Pennsylvania and Tennessee Trusts):

          We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 9F (Arizona, California, Minnesota, New York, Pennsylvania and Tennessee Trusts), including the portfolios, as of July 31, 1996 and the related statements of operations and of changes in net assets for the years ended July 31, 1996, 1995 and 1994. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at July 31, 1996, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 9F (Arizona, California, Minnesota, New York, Pennsylvania and
          Tennessee Trusts) at July 31, 1996 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.




          DELOITTE & TOUCHE LLP

          New York, N.Y.
          September 19, 1996


















                                D -  1.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (ARIZONA TRUST)



     STATEMENT OF CONDITION
     As of July 31, 1996

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,670,711 )(Note 1) ........                                                 $ 2,859,353
       Accrued interest ...............................                                                      20,273
       Cash - income ..................................                                                      18,901
       Cash - principal ...............................                                                          15
                                                                                                        -----------
         Total trust property .........................                                                   2,898,542

     LESS LIABILITY - Accrued Sponsors' fees ..........                                                         674
                                                                                                        -----------

     NET ASSETS, REPRESENTED BY:
       2,774 units of fractional undivided
          interest outstanding (Note 3) ...............                                 $ 2,859,368

       Undistributed net investment income ............                                      38,500     $ 2,897,868
                                                                                        -----------     ===========

     UNIT VALUE ($ 2,897,868 / 2,774 units ) ..........                                                 $  1,044.65
                                                                                                        ===========







                  See Notes to Financial Statements.


































                                D -  2.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (ARIZONA TRUST)



     STATEMENTS OF OPERATIONS


                                                                                  Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................                     $   197,545       $   211,446       $   215,508
       Trustee's fees and expenses ............                          (4,692)           (5,029)           (4,787)
       Sponsors' fees .........................                          (1,165)           (1,883)           (1,125)
                                                                    ------------------------------------------------
       Net investment income ..................                         191,688           204,534           209,596
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                          32,843             4,642             8,464
       Unrealized appreciation (depreciation)
         of investments .......................                         (50,044)           58,987          (145,834)
                                                                    ------------------------------------------------
       Net realized and unrealized











         gain (loss) on investments ...........                         (17,201)           63,629          (137,370)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   174,487       $   268,163       $    72,226
                                                                    ================================================







                  See Notes to Financial Statements.















                                D -  3.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (ARIZONA TRUST)



     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   191,688       $   204,534       $   209,596
       Realized gain on
         securities sold or redeemed ..........                          32,843             4,642             8,464
       Unrealized appreciation (depreciation)











         of investments .......................                         (50,044)           58,987          (145,834)
                                                                    ------------------------------------------------
       Net increase in net assets
         resulting from operations ............                         174,487           268,163            72,226
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (192,410)         (205,515)         (209,978)
       Principal ..............................                         (26,010)           (6,145)           (5,334)
                                                                    ------------------------------------------------
       Total distributions ....................                        (218,420)         (211,660)         (215,312)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                          (4,973)             (804)             (843)
       Redemption amounts - principal .........                        (430,484)          (53,645)          (83,164)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (435,457)          (54,449)          (84,007)
                                                                    ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                        (479,390)            2,054          (227,093)

     NET ASSETS AT BEGINNING OF YEAR ..........                       3,377,258         3,375,204         3,602,297
                                                                    ------------------------------------------------
     NET ASSETS AT END OF YEAR ................                     $ 2,897,868       $ 3,377,258       $ 3,375,204
                                                                    ================================================
     PER UNIT:
       Income distributions during
         year .................................                     $     63.51       $     63.89       $     64.02
                                                                    ================================================
       Principal distributions during
         year .................................                     $      8.98       $      1.90       $      1.61
                                                                    ================================================
       Net asset value at end of
         year .................................                     $  1,044.65       $  1,061.36       $  1,043.66
                                                                    ================================================
     TRUST UNITS:
       Redeemed during year ...................                             408                52                79
       Outstanding at end of year .............                           2,774             3,182             3,234
                                                                    ================================================





                  See Notes to Financial Statements.



                                D -  4.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (ARIZONA TRUST)












     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

          Cost of 2,774 units at Date of Deposit .....................                                  $ 2,836,804
          Less sales charge ..........................................                                      127,656
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                    2,709,148
          Redemptions of units - net cost of 726 units redeemed
            less redemption amounts (principal) ......................                                      (60,158)
          Realized gain on securities sold or redeemed ...............                                       59,225
          Principal distributions ....................................                                      (37,489)
          Unrealized appreciation of investments .....................                                      188,642
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 2,859,368
                                                                                                        ===========


4.   INCOME TAXES

     As of July 31, 1996, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $188,642, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,670,711 at July 31, 1996.

















                                D -  5.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (ARIZONA TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1996


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------- ------------- ----------  ---------


   1 City of Chandler, AZ, G.O. Rfdg. Bonds,    AAA     $   500,000     7.000 %      2012      07/01/01     $   512,080 $   546,095
     Ser. 1991 (Financial Guaranty Ins.)                                                       @  101.000

   2 The Indl. Dev. Auth. of the Cnty. of       AAA         460,000     6.000        2019      12/01/00         424,792     460,649
     Maricopa, AZ Samaritan Hlth. Services,                                                    @  100.000
     Hosp. Sys. Rev. Rfdg. Bonds, Ser. 1990
     B (MBIA Ins.)

   3 The Industrial Dev. Auth. of the Cnty.     AAA         470,000     7.500        2013      12/01/00         499,356     521,648
     of Maricopa, AZ, Hosp. Rfdg. Rev. Bonds                                                   @  102.000
     (John C. Lincoln Hosp. and Hlth. Ctr.),
     Ser. 1990 (FSA Ins.)

   4 The Indl. Dev. Auth. of the Cnty. of       AAA         295,000     7.150        2015(6)   07/03/99         304,437     322,798
     Maricopa, AZ, Mercy Hlth. Sys. Ins.                                                       @  102.000
     Rev. Bonds, 1985 Ser. C (MBIA Ins.)

   5 Peoria Cnty., AZ, Mun. Dev. Auth.,         AAA         275,000     7.000        2009(6)   07/01/97         280,786     288,379
     Inc., Mun. Fac. Rev. Bonds, Ser. 1989                                                     @  102.000
     (MBIA Ins.)

   6 Pima Cnty., AZ, Swr. Rev. Rfdg. Bonds,     AAA         270,000     6.750        2015      07/01/01         269,662     293,582
     Ser. 1991 (Financial Guaranty Ins.)                                                       @  101.000

   7 Salt River Proj. Agricultural Imp. and     AAA         480,000     5.000        2025      Currently        379,598     426,202
     Pwr. Dist., AZ, Salt River Proj. Elec.
     Sys. Rev. Bonds, 1986 Ser. C (MBIA
     Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,750,000                                         $ 2,670,711 $ 2,859,353











                                                          =========                                           =========   =========


                  See Notes to portfolios on page D - 35.








                                D -  6.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (CALIFORNIA TRUST)



     STATEMENT OF CONDITION
     As of July 31, 1996

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 5,766,077 )(Note 1) ........                                                 $ 6,235,209
       Accrued interest ...............................                                                     129,184
       Proceeds receivable from sale of securities ....                                                      58,552
       Cash - income ..................................                                                       7,324
       Cash - principal ...............................                                                      31,385
                                                                                                        -----------
         Total trust property .........................                                                   6,461,654


     LESS LIABILITIES:
       Income advance from Trustee ....................                                 $    51,798
       Accrued Sponsors' fees .........................                                       1,438
       Redemptions payable ............................                                      54,944         108,180
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       5,892 units of fractional undivided
          interest outstanding (Note 3) ...............                                   6,270,950

       Undistributed net investment income ............                                      82,524     $ 6,353,474
                                                                                        -----------     ===========












     UNIT VALUE ($ 6,353,474 / 5,892 units ) ..........                                                 $  1,078.32
                                                                                                        ===========







                  See Notes to Financial Statements.
















                                D -  7.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (CALIFORNIA TRUST)



     STATEMENTS OF OPERATIONS


                                                                                   Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................                     $   430,728       $   506,019       $   581,263
       Trustee's fees and expenses ............                          (7,171)           (8,567)           (8,923)
       Sponsors' fees .........................                          (2,629)           (4,630)           (2,693)
                                                                    ------------------------------------------------
       Net investment income ..................                         420,928           492,822           569,647
                                                                    ------------------------------------------------













     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                          85,293           107,884            77,599
       Unrealized depreciation of
         investments ..........................                         (30,016)          (96,497)         (405,810)
                                                                    ------------------------------------------------
       Net realized and unrealized
          gain (loss) on investments ..........                          55,277            11,387          (328,211)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   476,205       $   504,209       $   241,436
                                                                    ================================================







                  See Notes to Financial Statements.















                                D -  8.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (CALIFORNIA TRUST)



     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   Years Ended July 31,











                                                                        1996              1995              1994
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   420,928       $   492,822       $   569,647
       Realized gain on
         securities sold or redeemed ..........                          85,293           107,884            77,599
       Unrealized depreciation
         of investments .......................                         (30,016)          (96,497)         (405,810)
                                                                    ------------------------------------------------
       Net increase in net assets
         resulting from operations ............                         476,205           504,209           241,436
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (421,670)         (499,125)         (570,766)
       Principal ..............................                          (4,666)          (70,641)             (536)
                                                                    ------------------------------------------------
       Total distributions ....................                        (426,336)         (569,766)         (571,302)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                          (9,669)          (19,357)           (7,750)
       Redemption amounts - principal .........                        (814,605)       (1,715,045)         (679,777)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (824,274)       (1,734,402)         (687,527)
                                                                    ------------------------------------------------

     NET DECREASE IN NET ASSETS ...............                        (774,405)       (1,799,959)       (1,017,393)

     NET ASSETS AT BEGINNING OF YEAR ..........                       7,127,879         8,927,838         9,945,231
                                                                    ------------------------------------------------
     NET ASSETS AT END OF YEAR ................                     $ 6,353,474       $ 7,127,879       $ 8,927,838
                                                                    ================================================
     PER UNIT:
       Income distributions during
         year .................................                     $     65.10       $     65.34       $     65.54
                                                                    ================================================
       Principal distributions during
         year .................................                     $      0.71       $      9.70       $      0.06
                                                                    ================================================
       Net asset value at end of
         year .................................                     $  1,078.32       $  1,070.41       $  1,074.22
                                                                    ================================================
     TRUST UNITS:
       Redeemed during year ...................                             767             1,652               624
       Outstanding at end of year .............                           5,892             6,659             8,311
                                                                    ================================================





                  See Notes to Financial Statements.














                                D -  9.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (CALIFORNIA TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

          Cost of 5,892 units at Date of Deposit .....................                                  $ 6,090,619
          Less sales charge ..........................................                                      274,078
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                    5,816,541
          Redemptions of units - net cost of 4,108 units redeemed
            less redemption amounts (principal) ......................                                     (315,945)
          Realized gain on securities sold or redeemed ...............                                      381,928
          Principal distributions ....................................                                      (80,706)
          Unrealized appreciation of investments .....................                                      469,132
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 6,270,950
                                                                                                        ===========













4.   INCOME TAXES

     As of July 31, 1996, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $469,132, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $5,766,077 at July 31, 1996.






                                D - 10.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (CALIFORNIA TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1996


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------- ------------- ----------  ---------


   1 California Fairs Fin. Auth., Califorina    AAA     $   720,000     6.500 %      2011      07/01/01     $   690,905 $   768,060
     Fairs Rev. Bonds, Ser. 1991 (FSAM Ins.)                                                   @  102.000

   2 Sonoma Cnty., CA, Cotati-Rohnert Park      AAA         425,000     6.000        2012      08/01/99         391,744     435,476
     Unified Sch. Dist., G.O. Bonds, Election                                                  @  102.000
     1990, Ser. B (Financial Guaranty Ins.)
                                                            350,000     6.000        2013      08/01/99         322,025     357,609
                                                                                               @  102.000


   3 City of Glendale, CA, Ins. Hosp. Rev.      AAA       1,000,000     6.750        2013      03/01/01       1,000,000   1,083,360
     Rfdg. Bonds (Adventist Hlth.                                                              @  102.000
     Sys./West), 1991 Ser. A (MBIA Ins)

   4 City of Industry, CA, General              AAA       1,045,000     6.800        2016(6)   07/01/99       1,051,134   1,138,778
     Obligation Bonds, Issue of 1990                                                           @  102.125
     (Financial Guaranty Ins.)

   5 The City of Los Angeles, CA, Wastewater    AAA         200,000     7.000        2011(6)   06/01/99         203,508     218,466
     Sys. Rev. Bonds, Ser. 1991-B (AMBAC                                                       @  102.000
     Ins.)












   6 Los Angeles Cnty., CA, Trans. Comm.,       AAA         140,000     6.750        2018(6)   07/01/01         139,825     156,131
     Sales Tax Rev. Bonds, Ser. 1991-A                                                         @  102.000
     (Financial Guaranty Ins.)

   7 Murrieta Valley, CA, Unified Sch.          AAA         615,000     6.800        2010(6)   09/01/99         617,485     671,771
     Dist., Gen. Oblig. Bonds, Election                                                        @  102.000
     1989, Ser. B (Financial Guaranty Ins.)

   8 City of Oakland, CA, Special Rfdg. Rev.    AAA       1,000,000     7.600        2021      08/01/98       1,063,210   1,076,960
     Bonds (Pension Financing), 1988 Ser. A                                                    @  102.000
     (Financial Guaranty Ins.)







                                D - 11.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (CALIFORNIA TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1996


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------- ------------- ----------  ---------


   9 Orange Cnty., CA, Sanitation Dist. Nos.    AAA     $    35,000     6.750 %      2013(6)   08/01/01     $    35,000 $    39,085
     1, 2, 3, 5, 6, 7 & 11, Cert. of                                                           @  102.000
     Participation (Capital Imp. Prog.,
     1990-92 Ser. B) (Financial Guaranty
     Ins.)

  10 San Mateo, CA, City of Sch. Dist.          AAA          95,000     6.100        2013(6)   09/01/99          88,482     101,866
     General Obligation Bonds, Election of                                                     @  102.000
     1991, Ser. A (AMBAC Ins.)

                                                            175,000     6.100        2014(6)   09/01/99         162,759     187,647
                                                                                               @  102.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 5,800,000                                         $ 5,766,077 $ 6,235,209











                                                          =========                                           =========   =========


                  See Notes to portfolios on page D - 35.























                                D - 12.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (MINNESOTA TRUST)



     STATEMENT OF CONDITION
     As of July 31, 1996

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,757,178 )(Note 1) ........                                                 $ 3,003,061
       Accrued interest ...............................                                                      37,032
       Cash - income ..................................                                                       2,758
       Cash - principal ...............................                                                       9,394
                                                                                                        -----------
         Total trust property .........................                                                   3,052,245












     LESS LIABILITY - Accrued Sponsors' fees ..........                                                         681
                                                                                                        -----------

     NET ASSETS, REPRESENTED BY:
       2,916 units of fractional undivided
          interest outstanding (Note 3) ...............                                 $ 3,012,455

       Undistributed net investment income ............                                      39,109     $ 3,051,564
                                                                                        -----------     ===========

     UNIT VALUE ($ 3,051,564 / 2,916 units ) ..........                                                 $  1,046.49
                                                                                                        ===========







                  See Notes to Financial Statements.























                                D - 13.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (MINNESOTA TRUST)



     STATEMENTS OF OPERATIONS













                                                                                  Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................                     $   195,840       $   205,038       $   207,583
       Trustee's fees and expenses ............                          (4,834)           (5,600)           (3,994)
       Sponsors' fees .........................                          (1,162)           (1,853)           (1,051)
                                                                    ------------------------------------------------
       Net investment income ..................                         189,844           197,585           202,538
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                          17,428             7,028             6,690
       Unrealized appreciation (depreciation)
         of investments .......................                           3,846            44,890          (110,211)
                                                                    ------------------------------------------------
       Net realized and unrealized
          gain (loss) on investments ..........                          21,274            51,918          (103,521)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   211,118       $   249,503       $    99,017
                                                                    ================================================







                  See Notes to Financial Statements.


























                                D - 14.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (MINNESOTA TRUST)



     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   189,844       $   197,585       $   202,538
       Realized gain on
         securities sold or redeemed ..........                          17,428             7,028             6,690
       Unrealized appreciation (depreciation)
         of investments .......................                           3,846            44,890          (110,211)
                                                                    ------------------------------------------------
       Net increase in net assets
         resulting from operations ............                         211,118           249,503            99,017
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (189,759)         (199,316)         (201,775)
       Principal ..............................                          (6,690)           (5,075)           (1,282)
                                                                    ------------------------------------------------
       Total distributions ....................                        (196,449)         (204,391)         (203,057)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                          (2,766)           (1,050)             (657)
       Redemption amounts - principal .........                        (205,721)          (94,012)          (48,312)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (208,487)          (95,062)          (48,969)
                                                                    ------------------------------------------------

     NET DECREASE IN NET ASSETS ...............                        (193,818)          (49,950)         (153,009)

     NET ASSETS AT BEGINNING OF YEAR ..........                       3,245,382         3,295,332         3,448,341
                                                                    ------------------------------------------------
     NET ASSETS AT END OF YEAR ................                     $ 3,051,564       $ 3,245,382       $ 3,295,332
                                                                    ================================================
     PER UNIT:
       Income distributions during
         year .................................                     $     62.26       $     62.66       $     62.81
                                                                    ================================================
       Principal distributions during
         year .................................                     $      2.17       $      1.60       $       .40











                                                                    ================================================
       Net asset value at end of
         year .................................                     $  1,046.49       $  1,042.53       $  1,028.18
                                                                    ================================================
     TRUST UNITS:
       Redeemed during year ...................                             197                92                45
       Outstanding at end of year .............                           2,916             3,113             3,205
                                                                    ================================================





                  See Notes to Financial Statements.



                                D - 15.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (MINNESOTA TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL












          Cost of 2,916 units at Date of Deposit .....................                                  $ 2,909,205
          Less sales charge ..........................................                                      130,915
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                    2,778,290
          Redemptions of units - net cost of 334 units redeemed
            less redemption amounts (principal) ......................                                      (29,817)
          Realized gain on securities sold or redeemed ...............                                       31,146
          Principal distributions ....................................                                      (13,047)
          Unrealized appreciation of investments .....................                                      245,883
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 3,012,455
                                                                                                        ===========


4.   INCOME TAXES

     As of July 31, 1996, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $245,883, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,757,178 at July 31, 1996.






                                D - 16.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (MINNESOTA TRUST)

     PORTFOLIO
     As of July 31, 1996


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------- ------------- ----------  ---------


   1 City of Apple Valley, MN, Genl. Oblig.     A1(m)   $   225,000     6.625 %      2010      12/01/98     $   223,157 $   235,816
     Swr. Rev. Bonds of 1991                                                                   @  100.000

                                                            150,000     6.625        2011      12/01/98         148,742     157,211
                                                                                               @  100.000












   2 Mankato, MN, Hosp. Fac. Rev. Bonds, 1st    A-          245,000     7.300        2018      08/01/99         251,953     260,090
     Mtge. Immanuel St. Joseph Proj., 1989                                                     @  102.000
     Ser.

   3 City of Minneapolis, MN, Hosp. Fac.        AAA         400,000     7.000        2020(6)   06/01/01         401,580     445,908
     Rev. Bonds (Life Span Inc. Iss.), Ser.                                                    @  102.000
     1990-C (Minneapolis Children's Med.
     Ctr. Proj.)

   4 Minnesota Higher Educ. Fac. Auth.,         NR          405,000     7.125        2014(6)   09/01/00         412,970     442,070
     Mtge. Rev. Bonds, Ser. Three-C                                                            @  101.000
     (University of St. Thomas)

   5 Northern Mun. Minnesota Pwr. Agy.,         A           500,000     5.000        2021      01/01/99         391,415     435,740
     Electric Sys. Rev. Bonds, Ser. A                                                          @  100.000

   6 Southern Minnesota Mun. Pwr. Agy., Pwr.    A+          500,000     6.000        2013      01/01/99         460,490     502,305
     Supply Sys. Rev. Bonds, Ser. A                                                            @  100.000

   7 Western Minnesota Mun. Pwr. Agy., Pwr.     AAA         100,000     5.500        2015      01/01/97          85,921      97,067
     Supply Rev. Rfdg. Bonds, 1987 Ser. A                                                      @  100.000
     (MBIA Ins.) (5)

   8 Puerto Rico Elec. Pwr. Auth., Pwr. Rev.    AAA(m)      380,000     7.000        2021(6)   07/01/01         380,950     426,854
     Bonds, Ser. P                                                                             @  102.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,905,000                                         $ 2,757,178 $ 3,003,061
                                                          =========                                           =========   =========



                  See Notes to portfolios on page D - 35.





                                D - 17.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (NEW YORK TRUST)



     STATEMENT OF CONDITION
     As of July 31, 1996












     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 12,062,379 )(Note 1) .......                                                 $12,984,131
       Accrued interest ...............................                                                     187,100
       Cash - income ..................................                                                       5,600
       Cash - principal ...............................                                                      35,602
                                                                                                        -----------
         Total trust property .........................                                                  13,212,433

     LESS LIABILITY - Accrued Sponsors' fees ..........                                                       2,640
                                                                                                        -----------

     NET ASSETS, REPRESENTED BY:
       12,333 units of fractional undivided
          interest outstanding (Note 3) ...............                                 $13,019,733

       Undistributed net investment income ............                                     190,060     $13,209,793
                                                                                        -----------     ===========

     UNIT VALUE ($ 13,209,793 / 12,333 units ) ........                                                 $  1,071.09
                                                                                                        ===========







                  See Notes to Financial Statements.


































                                D - 18.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (NEW YORK TRUST)



     STATEMENTS OF OPERATIONS


                                                                                   Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................                     $   850,028       $   906,117       $   926,198
       Trustee's fees and expenses ............                         (12,010)          (13,259)          (13,079)
       Sponsors' fees .........................                          (4,333)           (6,499)           (3,706)
                                                                    ------------------------------------------------
       Net investment income ..................                         833,685           886,359           909,413
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                          89,673            40,033           125,402
       Unrealized appreciation (depreciation)
         of investments .......................                        (114,474)           69,173          (586,756)
                                                                    ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........                         (24,801)          109,206          (461,354)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   808,884       $   995,565       $   448,059
                                                                    ================================================







                  See Notes to Financial Statements.


























                                D - 19.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (NEW YORK TRUST)



     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   833,685       $   886,359       $   909,413
       Realized gain on
         securities sold or redeemed ..........                          89,673            40,033           125,402
       Unrealized appreciation (depreciation)
         of investments .......................                        (114,474)           69,173          (586,756)
                                                                    ------------------------------------------------
       Net increase in net assets
         resulting from operations ............                         808,884           995,565           448,059
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (834,405)         (890,309)         (929,817)
       Principal ..............................                         (48,998)          (56,243)          (28,280)
                                                                    ------------------------------------------------
       Total distributions ....................                        (883,403)         (946,552)         (958,097)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                         (11,885)           (7,104)          (12,706)
       Redemption amounts - principal .........                        (885,905)         (534,626)         (969,394)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (897,790)         (541,730)         (982,100)
                                                                    ------------------------------------------------

     NET DECREASE IN NET ASSETS ...............                        (972,309)         (492,717)       (1,492,138)












     NET ASSETS AT BEGINNING OF YEAR ..........                      14,182,102        14,674,819        16,166,957
                                                                    ------------------------------------------------
     NET ASSETS AT END OF YEAR ................                     $13,209,793       $14,182,102       $14,674,819
                                                                    ================================================
     PER UNIT:
       Income distributions during
         year .................................                     $     65.82       $     66.05       $     66.28
                                                                    ================================================
       Principal distributions during
         year .................................                     $      3.84       $      4.16       $      1.98
                                                                    ================================================
       Net asset value at end of
         year .................................                     $  1,071.09       $  1,077.67       $  1,073.43
                                                                    ================================================
     TRUST UNITS:
       Redeemed during year ...................                             827               511               875
       Outstanding at end of year .............                          12,333            13,160            13,671
                                                                    ================================================





                  See Notes to Financial Statements.



                                D - 20.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (NEW YORK TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.












2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

          Cost of 12,333 units at Date of Deposit ....................                                  $12,764,901
          Less sales charge ..........................................                                      574,421
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                   12,190,480
          Redemptions of units - net cost of 2,667 units redeemed
            less redemption amounts (principal) ......................                                     (247,429)
          Realized gain on securities sold or redeemed ...............                                      298,351
          Principal distributions ....................................                                     (143,421)
          Unrealized appreciation of investments .....................                                      921,752
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $13,019,733
                                                                                                        ===========


4.   INCOME TAXES

     As of July 31, 1996, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $921,752, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $12,062,379 at July 31, 1996.






                                D - 21.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (NEW YORK TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1996


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption











            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------- ------------- ----------  ---------


   1 Metro. Transp. Auth., NY, Transit Fac.     AAA     $   995,000     5.500 %      2012      Currently    $   861,760 $   974,304
     Rev. Bonds, Ser. H (MBIA Ins.)

   2 The City of New York, G.O. Bonds,          AAA       1,330,000     7.750        2014(6)   08/15/01       1,440,776   1,532,346
     Fiscal 1992 Ser. A, Subser C-1                                                            @  101.500
     (AMBAC Ins.)
                                                            170,000     7.750        2014      08/15/01         184,159     192,743
                                                                                               @  101.500

   3 The City of New York, G.O. Bonds,          AAA         635,000     6.000        2007      08/01/99         591,820     649,122
     Fiscal 1990 Ser. C (AMBAC Ins.)                                                           @  100.000

   4 New York City Mun. Wtr. Fin. Auth., NY,    AAA         875,000     7.000        2016(6)   06/15/01         893,445     976,185
     Wtr. and Swr. Sys. Rev. Bonds, Fiscal                                                     @  101.500
     1991 Ser. C (Financial Guaranty Ins.)

   5 Dormitory Auth. of the State of New        AAA         735,000     6.000        2015      07/01/01         674,069     740,740
     York (New York Univ.), Ins. Rev. Bonds,                                                   @  102.000
     Ser. 1991 (Financial Guaranty Ins.)

   6 Dorm. Auth. of the State of New York,      AAA       1,335,000     6.750        2015      07/01/01       1,335,000   1,445,645
     Mount Sinai Sch. of Medicine, Ins.                                                        @  102.000
     Rev. Bonds, Ser. 1991 (MBIA Ins.)

   7 New York State Med. Care Fac. Fin.         AAA         590,000     7.375        2019(6)   08/15/99         616,455     651,702
     Agy., Mental Hlth. Svc. Fac. Imp. Rev.                                                    @  102.000
     Bonds, 1989 Ser. C (MBIA Ins.)

                                                AAA       1,410,000     7.375        2019      08/15/99       1,473,224   1,535,490
                                                                                               @  102.000

   8 New York State Urban Dev. Corp.,           AAA       2,200,000     7.500        2020(6)   01/01/00       2,321,286   2,450,470
     Correctional Capital Fac. Rev. Bonds,                                                     @  102.000
     Ser. 1 (FSA Ins.)

   9 Triborough Bridge and Tunnel Auth., NY,    AAA         275,000     5.500        2019      01/01/99         233,835     259,449
     Gen. Purpose Rev. Bonds, Ser. P                                                           @  100.000
     (Financial Guaranty Ins.)





                                D - 22.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,











     MULTISTATE SERIES 9F (NEW YORK TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1996


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------- ------------- ----------  ---------


  10 Triborough Bridge and Tunnel Auth., NY,    AAA     $ 1,570,000     6.000 %      2019      01/01/01     $ 1,436,550 $ 1,575,935
     Spec. Oblig. Rfdg. Bonds, Ser. 1991 A                                                     @  100.000
     (MBIA Ins.)

                                                         ----------                                          ----------- ----------
     TOTAL                                              $12,120,000                                         $12,062,379 $12,984,131
                                                         ==========                                          =========== ==========


                  See Notes to portfolios on page D - 35.












































                                D - 23.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (PENNSYLVANIA TRUST)



     STATEMENT OF CONDITION
     As of July 31, 1996

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 4,491,942 )(Note 1) ........                                                 $ 4,969,332
       Accrued interest ...............................                                                      79,510
       Cash - principal ...............................                                                       3,804
                                                                                                        -----------
         Total trust property .........................                                                   5,052,646


     LESS LIABILITIES:
       Income advance from Trustee ....................                                 $     7,467
       Accrued Sponsors' fees .........................                                       1,034           8,501
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       4,619 units of fractional undivided
          interest outstanding (Note 3) ...............                                   4,973,136

       Undistributed net investment income ............                                      71,009     $ 5,044,145
                                                                                        -----------     ===========

     UNIT VALUE ($ 5,044,145 / 4,619 units ) ..........                                                 $  1,092.04
                                                                                                        ===========







                  See Notes to Financial Statements.































                                D - 24.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (PENNSYLVANIA TRUST)



     STATEMENTS OF OPERATIONS


                                                                                  Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................                     $   314,702       $   333,572       $   375,481
       Trustee's fees and expenses ............                          (6,016)           (6,545)           (6,557)
       Sponsors' fees .........................                          (1,778)           (2,999)           (1,823)
                                                                    ------------------------------------------------
       Net investment income ..................                         306,908           324,028           367,101
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                          21,753            45,925            51,277
       Unrealized depreciation
         of investments .......................                         (45,318)           (4,094)         (214,427)
                                                                    ------------------------------------------------











       Net realized and unrealized
         gain (loss) on investments ...........                         (23,565)           41,831          (163,150)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   283,343       $   365,859       $   203,951
                                                                    ================================================







                  See Notes to Financial Statements.















                                D - 25.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (PENNSYLVANIA TRUST)



     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   306,908       $   324,028       $   367,101
       Realized gain on
         securities sold or redeemed ..........                          21,753            45,925            51,277











       Unrealized depreciation
         of investments .......................                         (45,318)           (4,094)         (214,427)
                                                                    ------------------------------------------------
       Net increase in net assets
         resulting from operations ............                         283,343           365,859           203,951
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (307,374)         (325,974)         (367,934)
       Principal ..............................                         (11,574)          (31,672)           (7,236)
                                                                    ------------------------------------------------
       Total distributions ....................                        (318,948)         (357,646)         (375,170)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                          (2,806)           (7,588)           (5,990)
       Redemption amounts - principal .........                        (235,926)         (541,919)         (466,784)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (238,732)         (549,507)         (472,774)
                                                                    ------------------------------------------------

     NET DECREASE IN NET ASSETS ...............                        (274,337)         (541,294)         (643,993)

     NET ASSETS AT BEGINNING OF YEAR ..........                       5,318,482         5,859,776         6,503,769
                                                                    ------------------------------------------------
     NET ASSETS AT END OF YEAR ................                     $ 5,044,145       $ 5,318,482       $ 5,859,776
                                                                    ================================================
     PER UNIT:
       Income distributions during
         year .................................                     $     65.20       $     65.45       $     66.01
                                                                    ================================================
       Principal distributions during
         year .................................                     $      2.47       $      6.41       $      1.30
                                                                    ================================================
       Net asset value at end of
         year .................................                     $  1,092.04       $  1,099.77       $  1,095.69
                                                                    ================================================
     TRUST UNITS:
       Redeemed during year ...................                             217               512               422
       Outstanding at end of year .............                           4,619             4,836             5,348
                                                                    ================================================





                  See Notes to Financial Statements.



                                D - 26.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (PENNSYLVANIA TRUST)












     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

          Cost of 4,619 units at Date of Deposit .....................                                  $ 4,762,282
          Less sales charge ..........................................                                      214,302
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                    4,547,980
          Redemptions of units - net cost of 1,381 units redeemed
            less redemption amounts (principal) ......................                                     (131,529)
          Realized gain on securities sold or redeemed ...............                                      134,324
          Principal distributions ....................................                                      (55,029)
          Unrealized appreciation of investments .....................                                      477,390
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 4,973,136
                                                                                                        ===========


4.   INCOME TAXES

     As of July 31, 1996, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $477,390, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,491,942 at July 31, 1996.

















                                D - 27.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (PENNSYLVANIA TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1996


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------- ------------- ----------  ---------


   1 Beaver Cnty., PA, Indl. Dev. Auth.         AAA     $   750,000     7.000 %      2021      06/01/01     $   756,488 $   822,053
     Poll. Ctl. Rev. Rfdg. Bonds, 1991 Ser. A                                                  @  102.000
     (Ohio Edison Co. Mansfield Proj.)
     (Financial Guaranty Ins.)

   2 Delaware Cnty. Auth., PA, Hosp. Rev.       AAA         515,000     7.200        2019(6)   08/15/99         526,006     565,228
     Bonds (Delaware Cnty. Mem. Hosp.), Ser.                                                   @  102.000
     1989 A (MBIA Ins.)

   3 County of Erie, PA, General Obligation     AAA         130,000     6.750        2016(6)   09/01/01         127,675     142,411
     Bonds, Ser. 1991 (Financial Guaranty                                                      @  100.000
     Ins.)

   4 Pennsylvania State Turnpike Comm.,         AAA         260,000     6.000        2015      06/01/01         238,472     261,999
     Pennsylvania Tpke. Rev. Bonds, Ser. L                                                     @  102.000
     of 1991 (MBIA Ins.)

   5 City of Philadelphia, PA, Gas Works        AAA       1,000,000     7.000        2020      None           1,007,340   1,152,680
     Rev. Bonds, Twelfth Ser. B (MBIA Ins.)

   6 City of Philadelphia, PA, Wtr. and Swr.    AAA          30,000     7.000        2021(6)   08/01/01          30,239      33,633
     Rev. Bonds, 16th Ser. (FSAM Ins.)                                                         @  102.000

   7 The Philadelphia Mun. Auth., PA,           AAA         465,000     7.125        2018(6)   11/15/01         473,477     526,366
     Justice Lease Rev. Bonds, 1991 Ser. B                                                     @  102.000
     (Financial Guaranty Ins.)

   8 Health Care Fac. Auth. of Sayre, PA,       AAA         655,000     6.000        2021      03/01/01         592,448     655,216
     Ser. 1991 A Rev. Bonds, Guthrie                                                           @  100.000
     Health Care Sys. (AMBAC Ins.)












   9 Redevelopment Auth. of the Cnty. of        AAA         680,000     7.125        2013      06/01/01         694,844     749,544
     Schuylkill, PA, Commonwealth Lease Rev.                                                   @  102.000
     Bonds, Ser. A of 1991 (Financial
     Guaranty Ins.)

  10 Municipal Auth. of Westmoreland Cnty.,     AAA          80,000     2.000        2006      None              44,953      60,202
     PA, Mun. Service Rev. Bonds, Ser. K
     (Financial Guaranty Ins.)
                                                          ---------                                           ---------   ---------
                                                         $4,565,000                                          $4,491,942  $4,969,332
                                                          =========                                           =========   =========

                                D - 28.




     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (TENNESSEE TRUST)



     STATEMENT OF CONDITION
     As of July 31, 1996

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,735,238 )(Note 1) ........                                                 $ 2,992,165
       Accrued interest ...............................                                                      37,173
       Cash - income ..................................                                                       2,761
       Cash - principal ...............................                                                         765
                                                                                                        -----------
         Total trust property .........................                                                   3,032,864

     LESS LIABILITY - Accrued Sponsors' fees ..........                                                         633
                                                                                                        -----------

     NET ASSETS, REPRESENTED BY:
       2,804 units of fractional undivided
          interest outstanding (Note 3) ...............                                 $ 2,992,930

       Undistributed net investment income ............                                      39,301     $ 3,032,231
                                                                                        -----------     ===========

     UNIT VALUE ($ 3,032,231 / 2,804 units ) ..........                                                 $  1,081.39
                                                                                                        ===========







                  See Notes to Financial Statements.


































                                D - 29.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (TENNESSEE TRUST)



     STATEMENTS OF OPERATIONS


                                                                               Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................                     $   192,694       $   219,625       $   219,625
       Trustee's fees and expenses ............                          (4,486)           (5,026)           (4,786)
       Sponsors' fees .........................                          (1,127)           (1,919)           (1,068)
                                                                    ------------------------------------------------
       Net investment income ..................                         187,081           212,680           213,771
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                          62,743
       Unrealized appreciation (depreciation)
         of investments .......................                         (89,089)           44,517           (26,662)
                                                                    ------------------------------------------------
       Net realized and unrealized











         gain (loss) on investments ...........                         (26,346)           44,517           (26,662)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   160,735       $   257,197       $   187,109
                                                                    ================================================







                  See Notes to Financial Statements.















                                D - 30.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (TENNESSEE TRUST)



     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  Years Ended July 31,
                                                                        1996              1995              1994
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $   187,081       $   212,680       $   213,771
       Realized gain on
         securities sold or redeemed ..........                          62,743
       Unrealized appreciation (depreciation)











         of investments .......................                         (89,089)           44,517           (26,662)
                                                                    ------------------------------------------------
       Net increase in net assets
         resulting from operations ............                         160,735           257,197           187,109
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (187,416)         (213,642)         (213,708)
       Principal ..............................                         (16,177)
                                                                    ------------------------------------------------
       Total distributions ....................                        (203,593)         (213,642)         (213,708)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                          (6,239)             (363)
       Redemption amounts - principal .........                        (514,628)          (27,102)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (520,867)          (27,465)
                                                                    ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                        (563,725)           16,090           (26,599)

     NET ASSETS AT BEGINNING OF YEAR ..........                       3,595,956         3,579,866         3,606,465
                                                                    ------------------------------------------------
     NET ASSETS AT END OF YEAR ................                     $ 3,032,231       $ 3,595,956       $ 3,579,866
                                                                    ================================================
     PER UNIT:
       Income distributions during
         year .................................                     $     64.40       $     64.74       $     64.76
                                                                    ================================================
       Principal distributions during
         year .................................                     $      5.61
                                                                    ==============
       Net asset value at end of
         year .................................                     $  1,081.39       $  1,098.00       $  1,084.81
                                                                    ================================================
     TRUST UNITS:
       Redeemed during year ...................                             471                25
       Outstanding at end of year .............                           2,804             3,275             3,300
                                                                    ================================================





                  See Notes to Financial Statements.



                                D - 31.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (TENNESSEE TRUST)












     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

          Cost of 2,804 units at Date of Deposit .....................                                  $ 2,874,885
          Less sales charge ..........................................                                      129,373
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                    2,745,512
          Redemptions of units - net cost of 496 units redeemed
            less redemption amounts (principal) ......................                                      (56,075)
          Realized gain on securities sold or redeemed ...............                                       62,743
          Principal distributions ....................................                                      (16,177)
          Unrealized appreciation of investments .....................                                      256,927
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 2,992,930
                                                                                                        ===========


4.   INCOME TAXES

     As of July 31, 1996, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $256,927, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,735,238 at July 31, 1996.

















                                D - 32.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (TENNESSEE TRUST)

     PORTFOLIO
     As of July 31, 1996


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------- ------------- ----------  ---------


   1 The Hlth. and Educl. Fac. Board of the     AAA     $   315,000     7.000 %      2021(6)   03/01/01     $   318,717 $   350,466
     City of Bristol, TN, Hosp. Rev. Bonds,                                                    @  102.000
     Ser. 1991 (Bristol Memorial Hosp.)
     (Financial Guaranty Ins.) (5)

   2 The Public Bldg. Auth. of the City of      AAA         500,000     6.900        2012      12/01/01         501,975     549,655
     Gatlinburg, TN, Mun. Obligation Bonds                                                     @  102.000
     (City of Gatlinburg Convention Ctr.),
     Ser. 1991 (AMBAC Ins.) (5)

   3 Johnson City, TN, Health and Education     AAA         325,000     6.750        2016(6)   07/01/01         323,024     359,252
     Facilities Board, Hospital Revenue                                                        @  102.000
     Rfdg. and Improvement Bonds (Johnson
     City Medical Center), Series 1991 (MBIA
     Ins.) (5)

                                                            175,000     6.750        2016      07/01/01         173,936     189,028
                                                                                               @  102.000


   4 Knox Cnty. TN, Hlth. and Hsg. Fac.         AAA         300,000     7.000        2015(6)   01/01/00         303,255     328,245
     Board, Hosp. Rev. Bonds, Ser. 1989 C                                                      @  102.000
     (Fort Sanders Alliance Obligated Group),
     (MBIA Ins.) (5)

   5 City of Knoxville, TN, Gas Sys. Rev.       NR          500,000     6.875        2010(6)   03/01/98         502,385     530,100
     Bonds, Ser. D-1991                                                                        @  102.000

   6 City of Memphis, TN, Electric Sys. Rev.    NR          200,000     6.750        2011(6)   01/01/00         200,848     217,264
     Bonds, Ser. of 1991                                                                       @  102.000












   7 Metropolitan Nashville Airport Auth.,      AAA         180,000     6.500        2011(6)   07/01/01         173,669     197,516
     TN, Airport Imp. Rev. Bonds, Ser. 1991                                                    @  102.000
     B (Financial Guaranty Ins.) (5)





                                D - 33.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (TENNESSEE TRUST)

     PORTFOLIO
     As of July 31, 1996


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------- ------------- ----------  ---------


   8 Puerto Rico Elec. Pwr. Auth., Pwr. Rev.    A-      $   300,000     5.000 %      2012      07/01/99     $   237,429 $   270,639
     Rfdg. Bonds, Ser. N                                                                       @  100.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,795,000                                         $ 2,735,238 $ 2,992,165
                                                          =========                                           =========   =========


                  See Notes to portfolios on page D - 35.













































                                D - 34.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 9F (ARIZONA, CALIFORNIA, MINNESOTA,
     NEW YORK, PENNSYLVANIA AND TENNESSEE TRUSTS)

     NOTES TO PORTFOLIOS
     As of July 31, 1996

    (1)   The ratings of the bonds are by Standard and Poor's Ratings Group, or by Moody's
          Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc.
          if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the
          Evaluator but not confirmed with the rating agencies. See "Description of Ratings"
          in Part B of this Prospectus.

    (2)   See Notes to Financial Statements.

    (3)   Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on
          Holders of redemptions and related distributions is described under "Taxes"
          in this Prospectus, Part B.

    (4)   All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned
          "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard &
          Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.
          See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this
          Prospectus, Part B.

    (5)   Insured by the indicated municipal bond insurance company. See "Risk
          Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus,
          Part B.

    (6)   Bonds with an aggregate face amount of $ 570,000 of the Arizona Trust, $ 2,305,000 of the California Trust, $ 1,185,000 of the Minnesota Trust, $ 4,995,000 of the
          New York Trust, $ 1,140,000 of the Pennsylvania Trust and $ 1,820,000 of the
          Tennessee Trust, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                                D - 35.

                              DEFINED ASSET FUNDS
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
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--------------------------------------------------------------------------------
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                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND
 FURTHER DETAIL REGARDING ANY OF THE INFORMATION PROVIDED IN THE PROSPECTUS MAY
                                  BE OBTAINED
      WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, THE ADDRESS AND TELEPHONE NUMBER OF WHICH ARE SET FORTH ON THE BACK COVER OF PART A OF THIS
                                  PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          8
How to Redeem or Sell Units...........................         10
Income, Distributions and Reinvestment................         11
Fund Expenses.........................................         12
Taxes.................................................         12
Records and Reports...................................         14
                                                          PAGE
                                                        ---------
Trust Indenture.......................................         14
Miscellaneous.........................................         15
Exchange Option.......................................         17
Supplemental Information..............................         17
Appendix A--Description of Ratings....................        a-1
Appendix B--Sales Charge Schedules for Defined Asset
Funds Municipal Series................................        b-1
Appendix C--Sales Charge Schedules for Municipal
Investment Trust Fund.................................        c-1


FUND DESCRIPTION

BOND PORTFOLIO SELECTION

     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Bonds for the Portfolio after considering the Fund's investment objective as well as the quality of the Bonds (all Bonds in the Portfolio are initially rated in the category A or better by at least one nationally recognized rating organization or have comparable credit characteristics), the yield and price of the Bonds compared to similar securities, the maturities of the Bonds and the diversification of the Portfolio. Only issues meeting these stringent criteria of the Defined Asset Funds team of dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Bonds in the Portfolio appears in Part A of the Prospectus. In a Fund that includes multiple Trusts or Portfolios, the word Fund should be understood to mean each individual Trust or Portfolio.

     The deposit of the Bonds in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Bonds. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Bonds in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Bonds subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Bonds at the end of the initial 90-day period.

     Yields on bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings. Ratings represent opinions of the rating organizations as to the quality of the bonds rated, based on the credit of the issuer or any guarantor, insurer or other credit provider, but these ratings are only general standards of quality (see Appendix A).

     After the initial date of deposit, the ratings of some Bonds may be reduced or withdrawn, or the credit characteristics of the Bonds may no longer be comparable to bonds rated A or better. Bonds rated BBB or Baa

(the lowest investment grade rating) or lower may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Bonds rated below investment grade or unrated bonds with similar credit characteristics are often subject to greater market fluctuations and risk of loss of principal and income than higher grade bonds and their value may decline precipitously in response to rising interest rates.

     Because each Defined Asset Fund is a preselected portfolio of bonds, you know the securities, maturities, call dates and ratings before you invest. Of course, the Portfolio will change somewhat over time, as Bonds mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Bonds are disposed of, this principal should be relatively unaffected by changes in interest rates.

BOND PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. The Fund may retain an issuer's bonds despite adverse financial developments. Experienced financial analysts regularly review the Portfolio and a Bond may be sold in certain circumstances including the occurrence of a default in payment or other default on the Bond, a decline in the projected income pledged for debt service on a revenue bond, institution of certain legal proceedings, if the Bond becomes taxable or is otherwise inconsistent with the Fund's investment objectives, a decline in the price of the Bond or the occurrence of other market or credit factors (including advance refunding) that, in the opinion of Defined Asset Funds research analysts, makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.

     The Sponsors and the Trustee are not liable for any default or defect in a Bond. If a contract to purchase any Bond fails, the Sponsors may generally deposit a replacement bond so long as it is a tax-exempt bond, has a fixed maturity or disposition date substantially similar to the failed Bond and is rated A or better by at least one nationally recognized rating organization or has comparable credit characteristics. A replacement bond must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Bond and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Bond, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Bonds may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount bonds are lower than comparably rated bonds selling at par because discount bonds tend to increase in market value as they approach maturity. The current returns of market premium bonds are higher than comparably rated bonds selling at par because premium bonds tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium bond will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     Certain Bonds deposited into the Fund may have been acquired on a when-issued or delayed delivery basis. The purchase price for these Bonds is determined prior to their delivery to the Fund and a gain or loss may result from fluctuations in the value of the Bonds. Additionally, in any Defined Asset Funds Municipal Series, if the value of the Bonds reserved for payment of the periodic deferred sales charge, together with the interest thereon, were to become insufficient to pay these charges, additional bonds would be required to be sold.

     The Fund may be concentrated in one or more of types of bonds. Concentration in a State may involve additional risk because of the decreased diversification of economic, political, financial and market risks. Set forth below is a brief description of certain risks associated with bonds which may be held by the Fund. Additional information is contained in the Information Supplement which is available from the Trustee at no charge to the investor.

GENERAL OBLIGATION BONDS

     Certain of the Bonds may be general obligations of a governmental entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and its credit will depend on many factors, including an erosion of the tax base resulting from population declines, natural disasters, declines in the state's industrial base or an inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the entity's control. In addition, political restrictions on the ability to tax and budgetary constraints affecting state governmental aid may have an adverse impact on the creditworthiness of cities, counties, school districts and other local governmental units.

     As a result of the recent recession's adverse impact upon both revenues and expenditures, as well as other factors, many state and local governments have confronted deficits which were the most severe in recent years. Many issuers are facing highly difficult choices about significant tax increases and spending reductions in order to restore budgetary balance. The failure to implement these actions on a timely basis could force these issuers to issue additional debt to finance deficits or cash flow needs and could lead to a reduction of their bond ratings and the value of their outstanding bonds.

MORAL OBLIGATION BONDS

     The Portfolio may include 'moral obligation' bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or local government in question. Even though the state or local government may be called on to restore any deficits in capital reserve funds of the agencies or authorities which issued the bonds, any restoration generally requires appropriation by the state or local legislature and does not constitute a legally enforceable obligation or debt of the state or local government. The agencies or authorities generally have no taxing power.

REFUNDED BONDS

     Refunded bonds are typically secured by direct obligations of the U.S. Government or in some cases obligations guaranteed by the U.S. Government placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

MUNICIPAL REVENUE BONDS

     Municipal revenue bonds are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. Municipal revenue bonds are not general obligations of governmental entities backed by their taxing power and payment is generally solely dependent upon the creditworthiness of the public issuer or the financed project or state appropriations. Examples of municipal revenue bonds are:

        Municipal utility bonds, including electrical, water and sewer revenue bonds, whose payments are dependent on various factors, including the rates the utilities may charge, the demand for their services and their operating costs, including expenses to comply with environmental legislation and other energy and licensing laws and regulations. Utilities are particularly sensitive to, among other things, the effects of inflation on operating and construction costs, the unpredictability of future usage requirements, the costs and availability of fuel and, with certain electric utilities, the risks associated with the nuclear industry. The movement to introduce competition in the investor-owned electric utility industry is likely to indirectly affect municipal utility systems by inducing them to maintain rates as low as possible. In this effort to keep rates low, municipal utilities may have more trouble raising rates to completely recover investment in generating plant;

        Lease rental bonds which are generally issued by governmental financing authorities with no direct taxing power for the purchase of equipment or construction of buildings that will be used by a state or local government. Lease rental bonds are generally subject to an annual risk that the lessee government might not appropriate funds for the leasing rental payments to service the bonds and may also be subject to the risk that rental obligations may terminate in the event of damage to or destruction or condemnation of the equipment or building;

        Multi-family housing revenue bonds and single family mortgage revenue bonds which are issued to provide financing for various housing projects and which are payable primarily from the revenues derived from mortgage loans to housing projects for low to moderate income families or notes secured by mortgages on residences; repayment of this type of bond is therefore dependent upon, among other things, occupancy levels, rental income, the rate of default on underlying mortgage loans, the ability of mortgage insurers to pay claims, the continued availability of federal, state or local housing subsidy programs, economic conditions in local markets, construction costs, taxes, utility costs and other operating expenses and the managerial ability of project managers. Housing bonds are generally prepayable at any time and therefore their average life will ordinarily be less than their stated maturities;

        Hospital, mental health and nursing home facility bonds whose payments are dependent upon revenues of hospitals and other health care facilities. These revenues come from private third-party payors and government programs, including the Medicare and Medicaid programs, which have generally undertaken cost containment measures to limit payments to health care facilities. Hospitals and health care facilities are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance. The Internal Revenue Service has been engaged in a program of intensive audits of certain large tax-exempt hospital and health care facility organizations. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked;

        Airport, port, highway and transit authority revenue bonds which are dependent for payment on revenues from the financed projects, including user fees from ports and airports, tolls on turnpikes and bridges, rents from buildings, transit fare revenues and additional financial resources including federal and state subsidies, lease rentals paid by state or local governments or a pledge of a special tax such as a sales tax or a property tax. In the case of the air travel industry, airport income is largely affected by the airlines' ability to meet their obligations under use agreements which in turn is affected by increased competition among airlines, excess capacity and increased fuel costs, among other factors;

        Solid waste disposal bonds which are generally payable from dumping and user fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products and which are therefore dependent upon the ability of municipalities to fully utilize the facilities, sufficient supply of waste for disposal, economic or population growth, the level of construction and maintenance costs, the existence of lower-cost alternative modes of waste processing and increasing environmental regulation. A recent decision of the U.S. Supreme Court limiting a municipality's ability to require use of its facilities may have an adverse affect on the credit quality of various issues of these bonds;

        Special tax bonds which are not secured by general tax revenues but are only payable from and secured by the revenues derived by a municipality from a particular tax--for example, a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor and may therefore be adversely affected by a reduction in revenues resulting from a decline in the local economy or population or a decline in the consumption, use or cost of the goods and services that are subject to taxation;

        Student loan revenue bonds which are typically secured by pledges of new or existing student loans. The loans, in turn, are generally either guaranteed by eligible guarantors and reinsured by the Secretary of the U.S. Department of Education, directly insured by the federal government, or financed as part of supplemental or alternative loan programs within a state (e.g., loan repayments are not guaranteed). These bonds often permit the issuer to enter into interest rate swap agreements with eligible counterparties in which event the bonds are subject to the additional risk of the counterparty's ability to fulfill its swap obligation;

        University and college bonds, the payments on which are dependent upon various factors, including the size and diversity of their sources of revenues, enrollment, reputation, the availability of endowments and other funds and, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education; and

        Tax increment and tax allocation bonds, which are secured by ad valorem taxes imposed on the incremental increase of taxable assessed valuation of property within a jurisdiction above an established base of assessed value. The issuers of these bonds do not have general taxing authority and the tax assessments on which the taxes used to service the bonds are based may be subject to devaluation due to market price declines or governmental action.

     Puerto Rico. Certain Bonds may be affected by general economic conditions in the Commonwealth of Puerto Rico. Puerto Rico's economy is largely dependent for its development on federal programs, and current federal budgetary policies suggest that an expansion of its programs is unlikely. Reductions in federal tax benefits or incentives or curtailment of spending programs could adversely affect the Puerto Rican economy.

     Industrial Development Revenue Bonds. Industrial development revenue bonds are municipal obligations issued to finance various privately operated projects including pollution control and manufacturing facilities. Payment is generally solely dependent upon the creditworthiness of the corporate operator of the project and, in certain cases, an affiliated or third party guarantor and may be affected by economic factors relating to the particular industry as well as varying degrees of governmental regulation. In many cases industrial revenue bonds do not have the benefit of covenants which would prevent the corporations from engaging in capital restructurings or borrowing transactions which could reduce their ability to meet their obligations and result in a reduction in the value of the Portfolio.

BONDS BACKED BY REPURCHASE COMMITMENTS

     Certain Funds contain Bonds that were purchased from commercial banks, savings banks, savings and loan associations or other institutions (thrifts) that had held the Bonds in their investment portfolios prior to selling the Bonds to the Fund. These banks or thrifts (the Sellers) have committed to repurchase the Bonds from the Fund in certain circumstances. In some cases a Seller's Repurchase Commitments may be backed by a security interest in collateral or by a letter of credit (see Bonds Backed by Letters of Credit or Insurance below).

     A Seller may have committed to repurchase any Bond sold by it if necessary to satisfy investors' unit redemption requests (a Liquidity Repurchase). A Seller may also have committed to repurchase any Bond sold by it if the issuer of the Bond fails to make payments of interest or principal on the Bond (a Default Repurchase) or if the issuer becomes or is deemed to be bankrupt or insolvent (an Insolvency Repurchase). A Seller may have committed to repurchase any Bond if the interest on that Bond becomes taxable (a Tax Repurchase). Investors should realize that they are subject to having all or a portion of the principal amount of their investment returned prior to termination of the Fund if any of these situations occurs. A Seller may also have committed to repurchase the Bonds sold by it on their scheduled disposition dates (as shown under Portfolio in Part A) (a Disposition Repurchase). The price at which any of these repurchases will occur (the Put Price) is shown in Part A of the Prospectus. Any collateral securing any of the Repurchase Commitments may consist of mortgage-backed securities issued by GNMA (Ginnie Maes), FNMA (Fannie
Maes) or FHLMC (Freddie Macs); mortgages; municipal obligations; corporate obligations; U.S. government securities; and cash.

     Investors in a Fund containing any of these credit-supported Bonds should be aware that many thrifts have failed in recent years and that the thrift industry generally has experienced severe strains. New federal legislation has resulted that imposes many new limitations on the ways banks and thrifts may do business and mandates aggressive, early intervention into unhealthy institutions. One result of this legislation is an increased possibility of early payment of the principal amount of an investment in Bonds backed by collateralized letters of credit or repurchase commitments if a Seller becomes or is deemed to be insolvent.

BONDS BACKED BY LETTERS OF CREDIT OR INSURANCE

     Certain Bonds may be secured by letters of credit issued by commercial banks or savings banks, savings and loan associations and similar thrift institutions or are direct obligations of banks or thrifts. The letter of credit may be drawn upon, and the Bonds redeemed, if an issuer fails to pay amounts due on the Bonds or, in certain cases, if the interest on the Bond becomes taxable. Letters of credit are irrevocable obligations of the issuing institutions. The profitability of a financial institution is largely dependent upon the credit quality of its loan portfolio which, in turn, is affected by the institution's underwriting criteria, concentrations within the portfolio and specific industry and general economic conditions. The operating performance of financial institutions is also impacted by changes in interest rates, the availability and cost of funds, the intensity of competition and the degree of governmental regulation.

     Certain Bonds may be insured or guaranteed by insurance companies listed below. The claims-paying ability of each of these companies, unless otherwise indicated, was rated AAA by Standard & Poor's or another nationally recognized rating organization at the time the insured Bonds were purchased by the Fund. The ratings are subject to change at any time at the discretion of the rating agencies. In the event that the rating of an Insured Fund is reduced, the Sponsors are authorized to direct the Trustee to obtain other insurance on behalf of the Fund. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee their market value or the value of the Units. The insurance policies generally do not provide for accelerated payments of principal or cover redemptions resulting from events of taxability.

      The following summary information relating to the listed insurance companies has been obtained from publicly available information:

                                                                                        FINANCIAL INFORMATION
                                                                                      AS OF DECEMBER 31, 1995
                                                                                     (IN MILLIONS OF DOLLARS)
                                                                         --------------------------------------
                                                                                            POLICYHOLDERS'
                        NAME                          DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation.........................           1970        $     2,204         $       792
Asset Guaranty Insurance Co. (AA by S&P)                       1988                198                  80
Capital Markets Assurance Corp. (CAPMAC)............           1987                284                 195
Connie Lee Insurance Company........................           1987                214                 110
Continental Casualty Company (A+ by S&P)                       1948             25,573               3,989
Financial Guaranty Insurance Company................           1984              2,282               1,002
Financial Security Assurance Inc. (FSA) (including
  Financial Security Assurance of Maryland Inc.
  (FSAM) (formerly Capital Guaranty Insurance
  Company)..........................................           1984              1,083                 461
Firemen's Insurance Company of Newark, NJ (A-by S&P)           1855              2,030                 421
Industrial Indemnity Co. (HIBI)
  (A+ by S&P).......................................           1920              1,613                 297
MBIA Insurance Corporation..........................           1986              3,814               1,274

     Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of and limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.

STATE RISK FACTORS

     Investment in a single State Trust, as opposed to a Fund which invests in the obligations of several states, may involve some additional risk due to the decreased diversification of economic, political, financial and market risks. A brief description of the factors which may affect the financial condition of the applicable State for any State Trust, together with a summary of tax considerations relating to that State, appear in Part A of the Prospectus; further information is contained in the Information Supplement.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the initial date of deposit which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Bonds in the Fund. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of certain Bonds or the tax-free nature of their interest. While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that it has been validly issued and that the interest thereon is exempt from federal income tax. From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units. The Fund, however, cannot predict what legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted.

     Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds. Under the Federal Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.

     From time to time Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South Carolina v. Baker (decided on April 20, 1988) that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units. See Taxes.

PAYMENT OF THE BONDS AND LIFE OF THE FUND

     The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Fund. Additionally, the size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Bond or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Bonds remaining in the

Portfolio although any Bond unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Bonds, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

LIQUIDITY

     Up to 40% of the value of the Portfolio may be attributable to guarantees or similar security provided by corporate entities. These guarantees or other security may constitute restricted securities that cannot be sold publicly by the Trustee without registration under the Securities Act of 1933, as amended. The Sponsors nevertheless believe that, should a sale of the Bonds guaranteed or secured be necessary in order to meet redemption of Units, the Trustee should be able to consummate a sale with institutional investors.

     The principal trading market for the Bonds will generally be in the over-the-counter market and the existence of a liquid trading market for the Bonds may depend on whether dealers will make a market in them. There can be no assurance that a liquid trading market will exist for any of the Bonds, especially since the Fund may be restricted under the Investment Company Act of 1940 from selling Bonds to any Sponsor. The value of the Portfolio will be adversely affected if trading markets for the Bonds are limited or absent.

HOW TO BUY UNITS

     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund.

     Net accrued interest and principal cash, if any, are added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Bonds, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Bonds deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Bonds. Because of varying interest payment dates on the Bonds, accrued interest at any time will exceed the interest actually received by the Fund.

     Because accrued interest on the Bonds is not received by the Fund at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received by the Fund. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public Offering Price may consist of cash in an amount necessary for the Trustee to provide approximately equal distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of this cash. In addition, if a Bond is sold, redeemed or otherwise disposed of, the Fund will periodically distribute to investors the portion of this cash that is attributable to the Bond.

     The regular Monthly Income Distribution is stated in Part A of the Prospectus and will change as the composition of the Portfolio changes over time.

PUBLIC OFFERING PRICE--THE FOLLOWING SECTIONS APPLY TO TWO DIFFERENT TYPES OF DEFINED MUNICIPAL FUNDS. INVESTORS SHOULD NOTE THE EXACT NAME OF THE FUND ON THE COVER OF PART A OF THE PROSPECTUS TO MAKE SURE THEY REFER TO THE CORRECT SECTION BELOW.

SECTION A--MUNICIPAL INVESTMENT TRUST FUND

     In the initial offering period, the Public Offering Price is based on the next offer side evaluation of the Bonds, and includes a sales charge based on the number of Units of a single Fund or Trust purchased on the same or any preceding day by a single purchaser. See Initial Offering sales charge schedule in Appendix C. The purchaser or his dealer must notify the Sponsors at the time of purchase of any previous purchase to be aggregated and supply sufficient information to permit confirmation of eligibility; acceptance of the purchase order is subject to confirmation. Purchases of Fund Units may not be aggregated with purchases of any other unit trust. This procedure may be amended or terminated at any time without notice.

     In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based (a) on the number of Units of the Fund and any other Series of Municipal Investment Trust Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in Appendix C) and (b) the maturities of the underlying Bonds (see Effective Sales Charge Schedule in Appendix C). To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser.

     In the secondary market, the Public Offering Price is further reduced depending on the maturities of the various Bonds in the Portfolio, by determining a sales charge percentage for each Bond, as stated in Effective Sales Charge in Appendix C. The sales charges so determined, multiplied by the bid side evaluation of the Bonds, are aggregated and the total divided by the number of Units outstanding to determine the Effective Sales Charge. On any purchase, the Effective Sales Charge is multiplied by the applicable secondary market sales charge percentage (depending on the number of Units purchased) in order to determine the sales charge component of the Public Offering Price.

SECTION B--DEFINED ASSET FUNDS MUNICIPAL SERIES

     During the initial offering period for at least the first three months of the Fund, the Public Offering Price (and the Initial Repurchase Price) is based on the higher, offer side evaluation of the Bonds at the next Evaluation Time after the order is received. In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the Redemption Price) is based on the lower, bid side evaluation of the Bonds.

     Investors will be subject to differing types and amounts of sales charge depending upon the timing of their purchases and redemptions of Units. A periodic deferred sales charge will be payable quarterly through about the fifth anniversary of the Fund from a portion of the interest on and principal of Bonds reserved for that purpose. Commencing on the first anniversary of the Fund, the Public Offering Price will also include an up-front sales charge applied to the value of the Bonds in the Portfolio. Lastly, investors redeeming their Units prior to the fourth anniversary of the Fund will be charged a contingent deferred sales charge payable out of the redemption proceeds of their Units. These charges may be less than you would pay to buy and hold a comparable managed fund. A complete schedule of sales charges appears in Appendix B. The Sponsors have received an opinion of their counsel that the deferred sales charge described in this Prospectus is consistent with an exemptive order received from the SEC.

                                     * * *

     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per Unit.

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Bond evaluations are based on closing sales prices (unless the Evaluator deems these prices inappropriate). If closing sales prices are not available, the evaluation is generally determined on the basis of current bid or offer prices for the Bonds or comparable securities or by appraisal or by any combination of these methods. In the past, the bid prices of publicly offered tax-exempt issues have been lower than the offer prices by as much as 3 1/2% or more of face amount in the case of inactively traded issues and as little as 1/2 of 1% in the case of actively traded issues, but the difference between the offer and bid prices has averaged between 1 and 2% of face amount. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Redeem or Sell Units-- Redeeming Units with the Trustee). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO REDEEM OR SELL UNITS

     You can redeem your Units at any time for net asset value. In addition, the Sponsors have maintained an uninterrupted secondary market for Units for over 20 years and will ordinarily buy back Units at net asset value. The following describes these two methods to redeem or sell Units in greater detail.

REDEEMING UNITS WITH THE TRUSTEE

     You can always redeem your Units directly with the Trustee for net asset value. This can be done by sending the Trustee a redemption request together with any Unit certificates you hold, which must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a trust instrument, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

     Within seven days after the Trustee's receipt of your request containing the necessary documents, a check will be mailed to you in an amount equal to the net asset value of your Units. Because of the sales charge, market movements or changes in the Portfolio, net asset value at the time you redeem your Units may be greater or less than the original cost of your Units. Net asset value is calculated each Business Day by adding the value of the Bonds, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses and any remaining deferred sales charges, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.

     As long as the Sponsors are maintaining a secondary market for Units (as described below), the Trustee will not actually redeem your Units but will sell them to the Sponsors for net asset value. If the Sponsors are not maintaining a secondary market, the Trustee will redeem your Units for net asset value or will sell your Units in the over-the-counter market if the Trustee believes it will obtain a higher net price for your Units. If the Trustee is able to sell the Units for a net price higher than net asset value, you will receive the net proceeds of the sale.

     For Defined Asset Funds Municipal Series, Bonds are evaluated on the offer side during the initial offering period and for at least the first three months of the Fund (even in the secondary market) and on the bid side thereafter. For a Municipal Investment Trust Fund, Bonds are evaluated on the offer side during the initial offering period and on the bid side thereafter.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Bonds selected by the Agent for the Sponsors based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Bonds would not otherwise be sold and may result in lower prices than might be realized otherwise and may also reduce the size and diversity of the Fund. If Bonds are being sold during a time when additional Units are being created by the purchase of additional Bonds (as described under Portfolio Selection), Bonds will be sold in a manner designed to maintain, to the extent practicable, the proportionate relationship among the face amounts of each Bond in the Portfolio.

     The Trustee is authorized, on a redemption request for Units with a value exceeding $250,000 by any investor who acquired 25% or more of the outstanding Units of a Trust, to pay part or all of the redemption 'in kind' (by the distribution of Bonds and cash with an aggregate value equal to the applicable Redemption Price of the Units tendered for redemption). The Trustee will attempt to make a pro rata distribution of Bonds in the Portfolio, but reserves the right to distribute solely one or more Bonds. The distribution will be made to the distribution agent and either held for the account of the investor or disposed of in accordance with the instructions of the investor. Any transaction costs as well as transfer and ongoing custodial fees on sales of the Bonds distributed in kind will be borne by the redeeming investor.

     Redemptions may be suspended or payment postponed (i) if the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making disposal or evaluation of the Bonds not reasonably practicable or (iii) for any other period permitted by SEC order.

SPONSORS' SECONDARY MARKET FOR UNITS

     The Sponsors, while not obligated to do so, will buy back Units at net asset value without any other fee or charge as long as they are maintaining a secondary market for Units. Because of the sales charge, market movements or changes in the portfolio, net asset value at the time you sell your Units may be greater or less than the original cost of your Units. The Sponsors may resell the Units to other buyers or redeem the Units by tendering them to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue the secondary market for Units without prior notice if the supply of Units exceeds demand or for other business reasons. Regardless of whether the Sponsors maintain a secondary market, you have the right to redeem your Units for net asset value with the Trustee at any time, as described above.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Some of the Bonds may have been purchased on a when-issued basis or may have a delayed delivery. Since interest on these Bonds does not begin to accrue until the date of their delivery to the Fund, the Trustee's annual fee and expenses may be reduced to provide tax-exempt income to investors for this non-accrual period. If a when-issued Bond is not delivered until later than expected and the amount of the Trustee's annual fee and expenses is insufficient to cover the additional accrued interest, the Sponsors will treat the contracts as failed Bonds. The Trustee is compensated for its fee reduction by drawing on the letter of credit deposited by the Sponsors before the settlement date for these Bonds and depositing the proceeds in a non-interest bearing account for the Fund.

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Bonds is generally received by the Fund on a semi-annual or annual basis. Because interest on the Bonds is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, the Trustee will advance amounts necessary to provide approximately equal interest distributions; it will be reimbursed, without interest, from interest received on the Bonds, but the Trustee is compensated, in part, by holding the Fund's cash balances in non-interest bearing accounts. Along with the Monthly Income Distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Bond to the extent available for distribution. In addition, for Defined Asset Funds Municipal Series, distributions of amounts necessary to pay the deferred portion of the sales charge will be made from the Capital and Income Accounts to an account maintained by the Trustee for purposes of satisfying investors' sales charge obligations.

     The initial estimated annual income per Unit, after deducting estimated annual Fund expenses (and, for Defined Asset Funds Municipal Series, the portion of the deferred sales charge payable from interest income) as stated in Part A of the Prospectus, will change as Bonds mature, are called or sold or otherwise disposed of, as replacement bonds are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates. Depending on the financial conditions of the issuers of the Bonds, the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional bond redemptions or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing bonds in a Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimated life of the Trust. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual Bonds in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each Bond's yield by its market value and the time remaining to the call or maturity date, depending on how the Bond is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying Bonds.

     No return estimate can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual Bond may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

REINVESTMENT

     Distributions will be paid in cash unless the investor elects to have distributions reinvested without sales charge in the Municipal Fund Accumulation Program, Inc. The Program is an open-end management investment company whose investment objective is to obtain income exempt from regular federal income taxes by investing in a diversified portfolio of state, municipal and public authority bonds rated A or better or with comparable credit characteristics. Reinvesting compounds earnings free from federal tax. Investors participating in the Program will be subject to state and local income taxes to the same extent as if the distributions had been received in cash, and most of the income on the Program is subject to state and local income taxes. For more complete information about the Program, including charges and expenses, request the Program's prospectus from the Trustee. Read it carefully before you decide to participate. Written notice of election to participate must be received by the Trustee at least ten days before the Record Day for the first distribution to which the election is to apply.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Bonds for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.35 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all Defined Asset Funds Municipal Series will not exceed their costs for these services to all of those Series during any calendar year; and the total supervision fees from all Series of Municipal Investment Trust Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at a maximum of $0.10 per Unit. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or a portion of expenses incurred in establishing certain Funds, as indicated in Part A of the Prospectus, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results. Because our portfolios rarely hold any significant amount of cash, your money is more fully invested.

TAXES

     The following discussion addresses only the U.S. federal and certain New York State and City income tax consequences under current law of Units held as capital assets and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies or other investors with special circumstances.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

        The Fund is not an association taxable as a corporation for federal income tax purposes. Each investor will be considered the owner of a pro rata portion of each Bond in the Fund under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the 'Code'). Each investor will be considered to have received the interest and accrued the original issue discount, if any, on his pro rata portion of each Bond when interest on the Bond is received or original issue discount is accrued by the Fund. The investor's basis in his Units will be equal to the cost of his Units, including any up-front sales charge and the organizational expenses borne by the investor.

        When an investor pays for accrued interest, the investor's confirmation of purchase will report to him the amount of accrued interest for which he paid. These investors will receive the accrued interest amount as part of their first monthly distribution. Accordingly, these investors should reduce their tax basis by the accrued interest amount after the first monthly distribution.

        An investor will recognize taxable gain or loss when all or part of his pro rata portion of a Bond is disposed of by the Fund. An investor will also be considered to have disposed of all or a portion of his pro rata portion of each Bond when he sells or redeems all or some of his Units. An investor who is treated as having acquired his pro rata portion of a Bond at a premium will be required to amortize the premium over the term of the Bond. The amortization is only a reduction of basis for the investor's pro rata portion of the Bond and does not result in any deduction against the investor's income. Therefore, under some circumstances, an investor may recognize taxable gain when his pro rata portion of a Bond is disposed of for an amount equal to or less than his original tax basis therefor.

        Under Section 265 of the Code, a non-corporate investor is not entitled to a deduction for his pro rata share of fees and expenses of the Fund, because the fees and expenses are incurred in connection with the production of tax-exempt income. Further, if borrowed funds are used by an investor to purchase or carry Units of the Fund, interest on this indebtedness will not be deductible for federal income tax purposes. In addition, under rules used by the Internal Revenue Service, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units.

        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as the income of the investors in the same manner as for federal income tax purposes, but will not be tax-exempt except to the extent such income is earned by bonds in the Fund that are otherwise tax-exempt for New York purposes.

        The foregoing discussion relates only to U.S. federal and certain aspects of New York State and City income taxes. Depending on their state of residence, investors may be subject to state and local taxation and should consult their own tax advisers in this regard.

                                    *  *  *

     In the opinion of bond counsel rendered on the date of issuance of each Bond, the interest on each Bond is excludable from gross income under existing law for regular federal income tax purposes (except in certain circumstances depending on the investor) but may be subject to state and local taxes, and interest on some or all of the Bonds may become subject to regular federal income tax, perhaps retroactively to their date of issuance, as a result of changes in federal law or as a result of the failure of issuers (or other users of the proceeds of the Bonds) to comply with certain ongoing requirements. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which the interest is determined to be taxable.

     Neither the Sponsors nor Davis Polk & Wardwell have made or will make any review of the proceedings relating to the issuance of the Bonds or the basis for these opinions and there can be no assurance that the issuer (and other users) will comply with any ongoing requirements necessary for a Bond to maintain its tax-exempt character.

     The Internal Revenue Service is currently engaged in a program of intensive audits of certain tax-exempt hospital and health care facility organizations. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked. At this time, it is uncertain whether any of the hospital and health care facility obligations held by the Fund will be affected by such audit proceedings.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Bonds and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Bonds held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Bonds in exchange or substitution for Bonds (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Bonds removed and the replacement bonds deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Bonds held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Bonds, the gross proceeds received by the Fund from the disposition of any Bond (resulting from redemption or payment at maturity or sale of any Bond), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors are required to report to the Internal Revenue Service the amount of tax-exempt interest received during the year. Investors may obtain copies of Bond evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as

Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and state banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

CODE OF ETHICS

     The Agent for the Sponsors has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its personnel who have access to information on Defined Asset Funds portfolio transactions. The code is intended to prevent any act, practice or course of conduct which would operate as a fraud or deceit on any Fund and to provide guidance to these persons regarding standards of conduct consistent with the Agent's responsibilities to the Funds.

PUBLIC DISTRIBUTION

     In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National Association of Securities Dealers, Inc. The initial offering period is 30 days or less if all Units are sold. If some Units initially offered have not been sold, the Sponsors may extend the initial offering period for up to four additional successive 30-day periods.

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc.; however, Units of a State trust will be offered for sale only in the State for which the trust is named, except that Units of a New Jersey trust will also be offered in Connecticut, Units of a Florida trust will also be offered in New York and Units of a New York trust will also be offered in Connecticut, Florida and Puerto Rico. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the

Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     Upon sale of the Units, the Underwriters will be entitled to receive sales charges. The Sponsors also realize a profit or loss on deposit of the Bonds equal to the difference between the cost of the Bonds to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Bonds. In addition, a Sponsor or Underwriter may realize profits or sustain losses on Bonds it deposits in the Fund which were acquired from underwriting syndicates of which it was a member. During the initial offering period, the Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

      Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Bonds in the Portfolio, so there may be a gain or loss when Units are sold.

      Fund performance may be compared to performance on the same basis (with distributions reinvested) of Moody's Municipal Bond Averages or performance data from publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS

     Municipal Investment Trust Funds have provided investors with tax-free income for more than 30 years. For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of municipal bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Tax-exempt income can help investors keep more today for a more secure financial future. It can also be important in planning because tax brackets may increase with higher earnings or changes in tax laws. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.
     Defined Asset Funds reflect a buy and hold strategy that the Sponsors believe can be more effective and cheaper than active management. This strategy is premised on selection criteria and procedures, diversification and regular monitoring by investment professionals. Various advertisements and sales literature may summarize the results of economic studies concerning how stock market movement has tended to be concentrated and how longer-term investments can tend to reduce risk.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

EXCHANGE OPTION--MUNICIPAL INVESTMENT TRUST FUND ONLY.

     You may exchange Fund Units for units of certain other Defined Asset Funds subject only to a reduced sales charge. You may exchange your units of any Municipal Investment Trust Fund Intermediate Term Series with a regular maximum sales charge of at least 3.25%, of any other Defined Asset Fund with a regular maximum sales charge of at least 3.50%, or of any unaffiliated unit trust with a regular maximum sales charge of at least 3.0%, for Units of this Fund at their relative net asset values, subject only to a reduced sales charge, or to any remaining Deferred Sales Charge, as applicable.

     To make an exchange, you should contact your financial professional to find out what suitable Exchange Funds are available and to obtain a prospectus. You may acquire units of only those Exchange Funds in which the Sponsors are maintaining a secondary market and which are lawfully for sale in the state where you reside. Except for the reduced sales charge, an exchange is a taxable event normally requiring recognition of any gain or loss on the units exchanged. However, the Internal Revenue Service may seek to disallow a loss if the portfolio of the units acquired is not materially different from the portfolio of the units exchanged; you should consult your own tax advisor. If the proceeds of units exchanged are insufficient to acquire a whole number of Exchange Fund units, you may pay the difference in cash (not exceeding the price of a single unit acquired).

     As the Sponsors are not obligated to maintain a secondary market in any series, there can be no assurance that units of a desired series will be available for exchange. The Exchange Option may be amended or terminated at any time without notice.

SUPPLEMENTAL INFORMATION

     Upon writing or calling the Trustee shown on the back cover of Part A of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Bonds that may be part of the Fund's Portfolio, general risk disclosure concerning any letters of credit or insurance securing certain Bonds, and general information about the structure and operation of the Fund.

                                   APPENDIX A

DESCRIPTION OF RATINGS (AS DESCRIBED BY THE RATING COMPANIES THEMSELVES)

STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC.

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A provisional rating, indicated by 'p' following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR--Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.

     Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols give investors a more precise indication of relative debt quality in each of the historically defined categories.

     Conditional ratings, indicated by 'Con.', are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds are given a conditional rating that denotes their probable credit stature upon completion of that act or fulfillment of that condition.

     NR--Should no rating be assigned, the reason may be one of the following:
(a) an application for rating was not received or accepted; (b) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (c) there is a lack of essential data pertaining to the issue or issuer or (d) the issue was privately placed, in which case the rating is not published in Moody's publications.

FITCH INVESTORS SERVICE, INC.

     AAA--These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--These bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

     A--These bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however are more likely to weaken this ability than bonds with higher ratings.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

DUFF & PHELPS CREDIT RATING CO.

     AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic condtions.

     A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

                                   APPENDIX B
        SALES CHARGE SCHEDULES FOR DEFINED ASSET FUNDS, MUNICIPAL SERIES

     DEFERRED AND UP-FRONT SALES CHARGES. Units purchased during the first year of the Fund will be subject to periodic deferred and contingent deferred sales charges. Units purchased in the second through fifth year will be subject to an up-front sales charge as well as periodic deferred and contingent deferred sales charges. Units purchased thereafter will be subject only to an up-front sales charge. During the first five years of the Fund, a fixed periodic deferred sales charge of $2.75 per Unit is payable on 20 quarterly payment dates occurring on the 10th day of February, May, August and November, commencing no earlier than 45 days after the initial date of deposit. Investors purchasing Units on the initial date of deposit and holding for at least five years, for example, would incur total periodic deferred sales charges of $55.00 per Unit. Because of the time value of money, however, as of the initial date of deposit this periodic deferred sales charge obligation would, at current interest rates, equate to an up-front sales charge of approximately 4.75%.

     The Public Offering Price subsequent to the Initial Date of Deposit will fluctuate. As the periodic deferred sales charge is a fixed dollar amount irrespective of the Public Offering Price, it will represent a varying percentage of the Public Offering Price. An up-front sales charge will be imposed on all unit purchases after the first year of the Fund. The following table illustrates the combined maximum up-front and periodic deferred sales charges that would be incurred by an investor who purchases Units at the beginning of each of the first five years of the Fund (based on a constant Unit price) and holds them through the fifth year of the Fund:

                                                                                                           TOTAL
                                                     UP-FRONT SALES CHARGE            MAXIMUM      UP-FRONT AND PERIODIC
                                                                                        AMOUNT      DEFERRED SALES
                                                                                  DEFERRED PER             CHARGES
                                                                                  $1,000 INVESTED  PER $1,000 INVESTED
                     -----------------------------------------------------------  ---------------  ---------------------
  YEAR OF UNIT       AS PERCENT OF PUBLIC   AS PERCENT OF NET      AMOUNT PER
      PURCHASE        OFFERING PRICE        AMOUNT INVESTED      $1,000 INVESTED
-------------------  ---------------------  -------------------  ---------------
             1                  None                  None               None        $   55.00           $   55.00
             2                  1.10%                 1.11%         $   11.00            44.00               55.00
             3                  2.20                  2.25              22.00            33.00               55.00
             4                  3.30                  3.41              33.00            22.00               55.00
             5                  4.40                  4.60              44.00            11.00               55.00

     CONTINGENT DEFERRED SALES CHARGE. Units redeemed or repurchased within 4 years after the Fund's initial date of deposit will not only incur the periodic deferred sales charge until the quarter of redemption or repurchase but will also be subject to a contingent deferred sales charge:


  YEAR SINCE FUND'S
   INITIAL DATE OF     CONTINGENT DEFERRED
       DEPOSIT         SALES CHARGE PER UNIT
---------------------  ---------------------
          1                  $   25.00
          2                      15.00
          3                      10.00
          4                       5.00
  5 and thereafter                None


     The contingent deferred sales charge is waived on any redemption or repurchase of Units after the death (including the death of a single joint tenant with rights of survivorship) or disability (as defined in the Internal Revenue Code) of an investor, provided the redemption or repurchase is requested within one year of the death or initial determination of disability. The Sponsors may require receipt of satisfactory proof of disability before releasing the portion of the proceeds representing the amount of the contingent deferred sales charge waived.

     To assist investors in understanding the total costs of purchasing units during the first four years of the Fund and disposing of those units by the fifth year, the following tables set forth the maximum combined up-front, periodic and contingent deferred sales charges that would be incurred (assuming a constant Unit price) by an investor:

                    UNITS PURCHASED ON INITIAL OFFERING DATE

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             1                  None            $   11.00           $   25.00            $   36.00
             2                  None                22.00               15.00                37.00
             3                  None                33.00               10.00                43.00
             4                  None                44.00                5.00                49.00
             5                  None                55.00                0.00                55.00

                  UNITS PURCHASED ON FIRST ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             2             $   11.00            $   11.00           $   15.00            $   37.00
             3                 11.00                22.00               10.00                43.00
             4                 11.00                33.00                5.00                49.00
             5                 11.00                44.00                0.00                55.00

                 UNITS PURCHASED ON SECOND ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             3             $   22.00            $   11.00           $   10.00            $   43.00
             4                 22.00                22.00                5.00                49.00
             5                 22.00                33.00                0.00                55.00

                  UNITS PURCHASED ON THIRD ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             4             $   33.00            $   11.00           $    5.00            $   49.00
             5                 33.00                22.00                0.00                55.00

                 UNITS PURCHASED ON FOURTH ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             5             $   44.00            $   11.00           $    0.00            $   55.00

                                   APPENDIX C
           SALES CHARGE SCHEDULES FOR MUNICIPAL INVESTMENT TRUST FUND
                                INITIAL OFFERING

                                                      SALES CHARGE
                                       (GROSS UNDERWRITING PROFIT)
                                     ----------------------------------
                                      AS PERCENT OF       AS PERCENT OF  DEALER CONCESSION AS
                                     OFFER SIDE PUBLIC     NET AMOUNT    PERCENT OF PUBLIC
NUMBER OF UNITS                      OFFERING PRICE          INVESTED     OFFERING PRICE
-----------------------------------  -------------------  -------------  ---------------------
           MONTHLY PAYMENT SERIES, MULTISTATE SERIES, INSURED SERIES
Less than 250......................            4.50%            4.712%             2.925%
250 - 499..........................            3.50             3.627              2.275
500 - 749..........................            3.00             3.093              1.950
750 - 999..........................            2.50             2.564              1.625
1,000 or more......................            2.00             2.041              1.300

                   INTERMEDIATE SERIES (TEN YEAR MATURITIES)

Less than 250......................            4.00%            4.167%             2.600%
250 - 499..........................            3.00             3.093              1.950
500 - 749..........................            2.50             2.564              1.625
750 - 999..........................            2.00             2.041              1.300
1,000 or more......................            1.50             1.523              0.975

              INTERMEDIATE SERIES (SHORT INTERMEDIATE MATURITIES)


Less than 250......................            2.75%            2.828%             1.788%
250 - 499..........................            2.25             2.302              1.463
500 - 749..........................            1.75             1.781              1.138
750 - 999..........................            1.25             1.266              0.813
1,000 or more......................            1.00             1.010              0.650

                                SECONDARY MARKET


                   ACTUAL SALES CHARGE AS     DEALER CONCESSION AS
                   PERCENT OF EFFECTIVE       PERCENT OF EFFECTIVE
 NUMBER OF UNITS        SALES CHARGE               SALES CHARGE
-----------------  -------------------------  -------------------------
1-249                            100%                        65%
250-499                           80                         52
500-749                           60                         39
750-999                           45                      29.25
1,000 or more                     35                      22.75

               EFFECTIVE SALES CHARGE COMMENCING JANUARY 16, 1996


                                     AS PERCENT       AS PERCENT
             TIME TO                OF BID SIDE        OF PUBLIC
             MATURITY                EVALUATION    OFFERING PRICE
----------------------------------  -------------  -----------------
Less than six months                          0%               0%
Six months to less than 1 year            0.503             0.50
1 year to less than 2 years               1.010             1.00
2 years to less than 3 years              1.523             1.50
3 years to less than 4 years              2.302             2.25
4 years to less than 5 years              2.828             2.75
5 years to less than 6 years              3.093             3.00
6 years to less than 7 years              3.359             3.25
7 years to less than 8 years              3.627             3.50
8 years to less than 9 years              4.167             4.00
9 years to less than 12 years             4.439             4.25
12 years to less than 15 years            4.712             4.50
15 years or more                          5.820             5.50


     For this purpose, a Bond will be considered to mature on its stated maturity date unless: it has been called for redemption; (although not called) its yield to maturity is more than 40 basis points higher than its yield to any call date; funds or securities have been placed in escrow to redeem it on an earlier date; or the Bond is subject to a mandatory tender. In each of these cases the earlier date will be considered the maturity date.

PROSPECTUS FORMAT

     This prospectus consists of a Part A and this Part B. The Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made. Copies of such material can be obtained from the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The Commission also maintains a Web site that contains information statements and other information regarding registrants such as Defined Asset Funds that file electronically with the Commission at http://www.sec.gov.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in the registration statement and related exhibits; and any information or representation not contained therein must not be relied upon as having been authorized. The Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                                                     15900--8/96

                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Multistate Series 9F
Defined Asset Funds                     (Unit Investment Trusts)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, NJ 08543-9051                This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. This Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
(212) 816-4000                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, NJ 07087                     Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made. Copies
Prudential Securities Incorporated      of filed material can be obtained from
One New York Plaza                      the Public Reference Section of the
New York, NY 10292                      Commission, 450 Fifth Street, N.W.,
(212) 778-6164                          Washington, D.C. 20549 at prescribed
Dean Witter Reynolds Inc.               rates. The Commission also maintains a
Two World Trade Center--59th Floor      Web site that contains information
New York, NY 10048                      statements and other information
(212) 392-2222                          regarding registrants such as Defined
EVALUATOR:                              Asset Funds that file electronically
Kenny S&P Evaluation Services,          with the Commission at
a division of J. J. Kenny Co., Inc.     http://www.sec.gov.
65 Broadway                             No person is authorized to give any
New York, NY 10006                      information or to make any
TRUSTEE:                                representations with respect to this
The Chase Manhattan Bank                investment company not contained in its
Customer Service Retail Department      registration statement and exhibits
770 Broadway--7th Floor                 relating thereto; and any information or
New York, NY 10003-9598                 representation not contained therein
1-800-323-1508                          must not be relied upon as having been
                                        authorized. This Prospectus does not
                                        constitute an offer to sell, or a
                                        solicitation of an offer to buy,
                                        securities in any state to any person to whom it is not lawful to make such offer in such state.
                                        13873--10/96

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund,
        Insured Series--237, 1933 Act File No. 333-08121).

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES 9F

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES 9F, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 16TH DAY OF OCTOBER, 1996.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607


      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      DANIEL P. TULLY
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By DANIEL C. TYLER
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Number:
                                                              33-41631


      ALAN D. HOGAN
      GEORGE A. MURRAY
      LELAND B. PATON
      HARDWICK SIMMONS
      By
       WILLIAM W. HUESTIS
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                               SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Smith Barney Inc.:                have been filed
                                                              under the 1933 Act
                                                              File Number:
                                                              33-49753 and
                                                              33-51607


      STEVEN D. BLACK
      JAMES BOSHART III
      ROBERT A. CASE
      JAMES DIMON
      ROBERT DRUSKIN
      JEFFREY LANE
      ROBERT H. LESSIN

      By GINA LEMON
       (As authorized signatory for
       Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Number: 33-17085
  Reynolds Inc.:


      NANCY DONOVAN
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      STEPHEN R. MILLER
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Executive Committee of the Board      the following 1933 Act File
  of Directors of PaineWebber               Number: 33-55073
  Incorporated:


      JOSEPH J. GRANO, JR.
      DONALD B. MARRON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)